UNITED STATES

		SECURITIES AND EXCHANGE COMMISSION

		      Washington, D.C.  20549

			     FORM N-CSR

	CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

			INVESTMENT COMPANIES

	    Investment Company Act file number:  811-3752


			 THE MANAGERS FUNDS
	  --------------------------------------------------
	  (Exact name of registrant as specified in charter)


	  800 Connecticut Avenue, Norwalk, Connecticut 06854
	  --------------------------------------------------
	 (Address of principal executive offices)  (Zip code)


			The Managers Funds LLC
	 800 Connecticut  Avenue, Norwalk, Connecticut 06854
	 ---------------------------------------------------
	      (Name and address of agent for service)

Registrant's telephone number, including area code:  (203) 299-3500

Date of fiscal year end:	DECEMBER 31

Date of reporting period:	JANUARY 1, 2004 - JUNE 30, 2004
				(Semi-Annual Shareholder Report)

Item 1.  REPORT TO SHAREHOLDERS.
========================================================================







		==========
[Logo:] 	 Managers
	 	==========


		SEMI-ANNUAL REPORT


					The Managers Funds:

Value Fund * Capital Appreciation Fund * Small Company Fund *
Special Equity Fund * International Equity Fund * Emerging Markets * Equity Fund Bond Fund * Global Bond Fund



					Dated June 30, 2004


		====================
		access to excellence
		====================

Table of Contents

Letter to Shareholders .................................1

The Managers Funds Performance .........................3
  Complete performance table for The Managers Funds and Managers AMG Funds as of June 30, 2004

Fund Snapshots..........................................5
  Equity funds' top ten holdings, industry weightings and country breakdown at June 30, 2004

Schedules of Portfolio Investments .....................8
  Detailed portfolio listings by security type and industry sector, as valued at June 30, 2004

Financial Statements
  Statements of Assets and Liabilities ................29
    Funds' balance sheet, net asset value (NAV) per share computation and composition of net assets

Statements of Operations ..............................31
  Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets ...................33
  Detail of changes in Fund assets for the past two periods

Financial Highlights ..................................37
  Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets for each Fund

Notes to Financial Statements .........................42
  Accounting and distribution policies, details of agreements and transactions with Fund management and description of certain investment risks



Nothing contained herein is to be considered an offer or sale or a solicitation of an offer to buy shares of The Managers Funds. Such offering is made only by Prospectus, which includes details as to offer-ing price and other material information.


Founded in 1983, The Managers Funds offers individual and institutional investors the experience and discipline of some of the world's most highly regarded investment professionals.

Letter to Shareholders
----------------------

Dear Fellow Shareholder:

Throughout the six months ending June 2004, the financial markets transitioned from a strong rally which had begun in mid-2003 into a volatile trading range for stocks, and a relatively significant correction for bonds. The equity rally was a welcome reprieve from a three-year bear market and was the result of both a strengthening economy and investors' collec-tive perception that risks were diminishing. Although the economy continues to strengthen and corporate profits appear to be healthy, the stock market corrected in mid-March and has remained directionless since. One explanation is merely that stock valuations had overreached reasonable levels. However, we think the reasons are a bit more specific. Continued turmoil in Iraq, which has included mounting American casualties, and increased terrorist activity around the globe has re-awakened investors' awareness of risk. In addition, a combination of strong global growth and instability in the middle-east has driven the price of oil to an all-time high. This, along with other inflationary pressures typically associated with strong growth has convinced most investors that higher interest rates are inevitable. Even before the Fed began what will likely be an extended period of gradual tightening investors had driven interest rates higher by 30 to 90 basis points between Decem-ber and June. Thus, while the stock market has vacillated between celebrating strong earnings growth and regretting higher risks and higher costs, the bond market reversed in April, suffering its worst returns in a decade.

The result was that most stock indices rose modestly for the six-month period, while bond indices were mixed. In general, small- and mid-cap stocks outperformed large-cap stocks and value styles outperformed growth, although in all of these cases the differences were much more moderate than they have been in the recent past. For example, the Russell 1000 in-dex rose 3.33% for the six-month period, while the Russell 1000 Value rose 3.94% and the Russell 1000 Growth rose 2.74%. Meanwhile, the Russell 2000 index (small caps) returned 6.76% while the value and growth counterparts rose 7.83% and 5.68%, respectively. With a few exceptions, credit yield spreads remained basically stable from December to June so that investment grade corporate bonds performed as poorly as treasuries did for the six months. Mortgage-backed securities, however, bucked the trend and finished with a positive return, as did high yield securities which outperformed primarily due to their higher yields. The Lehman Brothers Government/Credit Index returned -0.19% while the Lehman Brothers Ag-gregate Index, which is similar except that it also includes mortgage-backed and asset-backed securities, returned +0.15%.

The Funds included within this report provided equally mixed returns. On a nominal basis, each of the equity Funds provided a positive return for the six months ended June 30, 2004, while both of the bond Funds fell slightly. Managers Small Company Fund provided the highest return, rising 6.09% although this was slightly behind its primary benchmark, the Russell 2000 index, which rose 6.76%. From a relative perspective, Managers Value performed well by returning 4.76%, while its benchmark, the S&P 500, returned 3.44%. Similarly, Managers Emerging Markets Equity returned 1.06% while its benchmark fell by 0.76%. Each of the other Funds within the report lagged its respective benchmark for the period. While we would prefer to always beat our benchmarks during every measurable period, short-term and long-term, this is unrealis-tic in the short-term, yet it remains our primary focus in the long-term. In each of these cases we believe that the six-month performance is within reasonable expectations relative to the benchmark. The majority of these Funds are beating their benchmarks over longer periods of time. The table on page 3 lists each of the Funds' returns over various trailing periods.

We are also pleased to relate a few notable happenings at Managers this spring. In April, we were awarded, by share-holders, the contracts to manage several mutual funds formerly managed by Conseco Funds Group. As a result, we have changed the names of these Funds to be consistent with The Managers Funds family. As is typical for us, these are all sub-advised by one or more independent investment management firms. Due to personnel changes within one of these organi-zations, we have already made subadvisor changes. For more detail on these Funds, please visit our website.

Beginning in May we instituted expense caps on several of our Funds which have effectively lowered their respective costs to shareholders. These include Managers Value, now capped at 1.19% per year, Managers Capital Appreciation, now capped at 1.29% per year, Managers International Equity, now capped at 1.55% per year, Managers Emerging Markets Equi-ty, now capped at 1.79% per year, and Managers Global Bond, now capped at 1.19% per year. In a similar effort to reduce costs, we have commenced operation of a new share class of Managers Special Equity (I-Class) which by virtue of a high minimum investment ($250,000) will be lower cost than the original share class.

In July, we announced our agreement to acquire assets managed by Fremont Investment Advisors, and with shareholder approval we expect to integrate this $2.8 billion family of Funds into our family before the end of 2004. These Funds also utilize a subadvisor structure. We believe that a key advantage to shareholders of both families of funds will be a broader array of asset classes, investment styles and intelligence diversification available within one group of funds. Offerings either recently added or expected to be added as a result of acquisitions include, high yield bonds, convertible securities, mid-cap equities, micro-cap equities, real estate securities and municipal bonds.

Finally, we are very pleased to note that the Managers family of Funds celebrated its 20th anniversary in June as Managers Capital
Appreciation, Managers Special Equity and Managers Bond Funds eclipsed their 20th year since inception. Both

----------------------------------

Special Equity and Bond have outperformed their benchmarks over the 20-year period. We wish to thank all of our share-holders, some of whom have been investing with us since inception, for their confidence in us. We hope we have served you well, and we will endeavor to continue to do so going forward.

As always, we post any news or other pertinent information about the Funds as soon as applicable on our website at www.managersfunds.com. Should you have any questions about any of our Funds or this report, please feel free to contact us at 1-800-835-3879, or visit the website. We thank you for your investment in The Managers Funds.
Sincerely,




Peter M. Lebovitz 			Thomas G. Hoffman, CFA
President & CEO 			Director of Research
The Managers Funds LLC 			The Managers Funds LLC

The Managers Funds and
Managers AMG Funds Performance (unaudited)
All periods ended June 30, 2004
==========================================




					Average Annual Total Returns (1)
					================================



				 Six 	 1 	  3 	  5 	 10 	  Since 	Inception
				Months	Year	Years	Years	Years	Inception	  Date
				-----------------------------------------------------------------


The Managers Funds:
Equity Funds:

Value(2)			4.76%	20.68%	(0.41)%	1.51%	10.65%	11.76%		Oct. '84
Capital Appreciation(2)		0.43%	12.79%	(6.84)%(5.75)%	10.18%	12.21%		Jun. '84
Small Company(2)		6.09%	33.20%	 3.67%	  - 	   - 	(0.63)%		Jun. '00
Special Equity			4.94%	32.30%	 2.18%	7.57%	13.45%	13.89%		Jun. '84
Special Equity - I Class	  - 	  - 	   - 	  - 	   - 	 4.42%		May  '04
International Equity(2)		1.46%	25.96%	 0.19% (1.40)%	 5.33%   9.61%		Dec. '85
Emerging Markets Equity(2)	1.06%	32.48%	11.29%	7.29%	   - 	 6.64%  	Feb. '98

Income Funds:

Money Market(2)			0.28%	0.53%	1.22%	2.95%	 4.03%	 5.09%		Jun. '84
Bond (2)		       (0.67)%	1.31%	8.33%	7.76%	 8.95%	 9.91%		Jun. '84
Global Bond (2)		       (1.26)%	5.58%  13.22%	5.87%	 5.78%   5.66%		Mar. '94
Intermediate Duration
 Government(2)			0.33%	1.66%	5.60%	6.21%	 6.87%	 7.09%		Mar. '92
Short Duration
 Government(2)			0.31%	1.22%	3.36%	4.34%	 5.03%	 4.92%		Mar. '92
Total Return Bond(2)	       (0.26)% (0.78)%    -       - 	   -     2.06%		Dec. '02

Managers AMG Funds:

Essex Aggressive Growth
 Institutional Class	       (0.75)%  12.00%    -       -        -     4.66%		Mar. '02
Essex Aggressive
 Growth Investor Class(2)      (0.76)%  11.83% (6.28)%    - 	   -	(1.84)%		Nov. '99
Essex Large Cap Growth(2)	1.25%	13.71%	  - 	  - 	   - 	13.71%		Jun. '03
Rorer Large-Cap(2)	       (0.10)%	11.69%	  - 	  - 	   -	(1.26)%		Dec. '01
Rorer Mid-Cap(2)		9.83%	22.62%	  - 	  - 	   - 	10.04%		Dec. '01
Systematic Value(2)		3.45%   20.54%	  - 	  - 	   - 	 6.82%		Apr. '02
Burridge Small Cap Growth(2,3)	9.07%	44.48%	14.28%	  -   	   - 	16.81%		Sep. '00


First Quadrant Tax-Managed Equity(2,4)

 Before Taxes		       (0.81)%	14.30%  (0.38)%	  - 	   - 	(0.38)%		Dec. '00
 After Taxes on Distributions  (0.81)%  14.12%  (0.54)%   -        -    (0.51)%
 After Taxes on Distributions
  and Sale of Fund Shares      (0.53)%   9.29%  (0.42)%   -        -    (0.41)%





The performance data shown represents past performance, which is not a guarantee of future results. From time to time the Funds' advisor has waived fees or reimbursed expenses, which may have resulted in higher returns. Current performance may be higher or lower than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our web site at www.managersfunds.com.





In choosing a Fund, investors should consider the amount they plan to invest, their investment objectives, the Fund's investment objectives, risks, charges and expenses carefully before investing, and how long they intend to keep their money invested in the Fund. Each Fund's prospectus contains information concerning the Fund's investment objective, risks, charges and expenses and other information. An investment in Managers Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Managers Money Market Fund seeks to preserve the value of your investmentat $1.00 per share, it is possible to lose money by investing in the Fund. Additional risks are associated with investing in internationaland emerging markets, and such securities may be considered speculative. There are also risks are associated with investing in small-cap companies, such as increased volatility, and bonds, such as rising interest rates. More specifically, the value of debt instruments held in bond funds declines when interest rates rise and longer-term bonds are more vulnerable to interest rate risk. To obtain aprospectus, please call (800) 835-3879 or visit our website at www.managersfunds.com. Please read the prospectus carefully before you invest in a Fund or send money. Distributed by Managers Distributors, Inc., member NASD.

The Managers Funds and
Managers AMG Funds Performance (unaudited)
Notes to the Performance Table
===========================================


(1)Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions.Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. Year to date total returns are based on calendar year.

(2)Fund for which, from time to time, the Fund's advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

(3)The "Since Inception" return, and returns for all periods beginning prior to 6/25/02, for the Burridge Small Cap Growth Fund reflect performance linked with a "Predecessor Account" which began operations on September 28, 2000. The Predecessor Account's objectives, policies, guidelines and restrictions were, in all material respects, the same as the Fund's. The PredecessorAccount was not registered as a mutual fund and therefore was not subject to certain investment restrictions that are imposed upon mutual funds. If the Predecessor Account had been registered as a mutual fund, the Account's performance may have been adversely affected. The performance of the Predecessor Account was calculated according to the standardized SEC method.

(4)After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown,and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)plans or individual retirement accounts.

Fund Snapshots (unaudited)
As of June 30, 2004
==========================

				Managers Value Fund
				-------------------




Top Ten Holdings (out of 77 securities)	 % Fund      	 	Industry Weightings
-------------------------------------------------------------------------------------------

Citigroup, Inc.*			4.2%		 Financials			34.8%
ChevronTexaco Corp.*			2.2 		 Consumer Discretionary		16.8
Fannie Mae				1.9 		 Health Care			15.9
Hewlett-Packard Co.			1.9 		 Energy			 	 9.8
ConocoPhillips Co.*			1.9 		 Industrials		 	 9.7
Comcast Corp., Special Class A		1.8 		 Consumer Staples	 	 4.5
Merck & Co., Inc.*			1.8 		 Information Technology	   	 3.0
Bank of America Corp.			1.7 		 Utilities		  	 2.8
WellPoint Health Networks, Inc.*	1.7 		 Telecommunication Services	 2.4
CVS Corp.				1.7 		 Materials		 	 1.5
				        ---						 ---
     Top Ten as a Group		       20.8%
				       =====


			Managers Capital Appreciation Fund
			----------------------------------

Top Ten Holdings (out of 113 securities)% Fund			 Industry Weightings
--------------------------------------------------------------------------------------------

Schlumberger, Ltd.*			2.0%		 Information Technology		24.0%
Teva Pharmaceutical Industries, Ltd.,
  Sponsored ADR				1.8 		 Health Care			18.3
3M Co.*	1.7 						 Industrials			13.7
Forest Laboratories, Inc.*		1.7 		 Consumer Discretionary		12.2
Wal-Mart Stores, Inc.*			1.6 		 Consumer Staples	 	 9.0
Microsoft Corp.*			1.6 		 Financials		 	 8.5
Dell, Inc.*				1.6 		 Energy			 	 8.2
Best Buy Co., Inc.			1.5 		 Materials		 	 2.0
Intel Corp.*				1.5 		 Other			 	 4.1
Resmed, Inc.				1.5
					---
     Top Ten as a Group		       16.5%
				       =====


			Managers Small Company Fund
			---------------------------

Top Ten Holdings (out of 82 securities)% Fund			Industry Weightings
-----------------------------------------------------------------------------------

Pentair, Inc.*				3.1%		 Information Technology		28.3%
Ultra Petroleum Corp.			2.5 		 Industrials			25.1
Acxiom Corp.				2.4 		 Consumer Discretionary		22.0
Aeroflex, Inc.				2.2 		 Health Care			10.9
Avocent Corp.*				2.2 		 Energy			 	 6.4
Insight Enterprises, Inc.*		2.2 		 Materials		  	 1.7
Covance, Inc.				2.2 		 Financials		 	 1.0
Rogers Corp.				2.1 		 Other			  	 4.6
Respironics, Inc.			2.1
PEP Boys- Manny Moe & Jack, Inc.	2.0
				        ---
     Top Ten as a Group		       23.0%
				       =====




*Top Ten Holding at December 31, 2003

			Managers Special Equity Fund
			----------------------------




Top Ten Holdings (out of 343 securities) % Fund		          Industry Weightings
--------------------------------------------------------------------------------------

Reliant Resources, Inc.*		1.9%		Consumer Discretionary		22.4%
Visteon Corp.*				1.5 		Information Technology		16.8
United States Steel Corp.*		1.4 		Industrials			15.6
Toys "R" Us, Inc.*			1.4 		Financials			12.7
Dillard's, Inc., Class A*		1.4 		Health Care			10.2
ITT Educational Services, Inc.*		1.3 		Materials			 5.9
FelCor Lodging Trust, Inc.*		1.0 		Energy				 3.8
Kerzner International, Ltd.		1.0 		Utilities			 3.5
Meristar Hospitality Corp.*		1.0 		Consumer Staples		 1.1
AK Steel Holding Corp.			0.9 		Telecommunication Services	 0.3
					---		Other				 7.7
     Top Ten as a Group			12.8%
					=====


			Managers International Equity Fund
			----------------------------------

Top Ten Holdings (out of 194 securities) % Fund			   Industry Weightings
--------------------------------------------------------------------------------------

Nissan Motor Co., Ltd.*			 1.8%		Financials			20.3%
Canon, Inc.*				 1.6 		Consumer Discretionary		18.9
Assurances Generales de France*		 1.5 		Materials			14.9
Talisman Energy, Inc.			 1.4 		Information Technology		 9.4
Honda Motor Co., Ltd.			 1.4 		Energy				 9.0
Arcelor*				 1.4 		Industrials			 8.6
Tesco PLC				 1.4 		Consumer Staples		 6.7
GlaxoSmithKline PLC*			 1.2 		Health Care			 5.7
Continental AG				 1.2 		Telecommunication Services	 3.5
British Sky Broadcasting PLC		 1.2 		Utilities			 1.9
					 ---		Other				 1.1

     Top Ten as a Group			14.1%
					=====


			Managers Emerging Markets Equity Fund
			-------------------------------------

Top Ten Holdings (out of 50 securities) % Fund			    Industry Weightings
---------------------------------------------------------------------------------------

Samsung Electronics, Ltd.,
GDR representing 1/2 voting shares *	3.4%		Telecommunication Services	25.6%
Sanlam, Ltd.*				3.0 		Financials			18.1
Hankook Tire Co., Ltd.			2.9 		Consumer Discretionary		12.1
China Telecom Corp., Ltd., Class H	2.8 		Materials			10.5
Hyundai Motor Co., Ltd.*		2.7 		Information Technology		 9.4
China Oilfield Services, Ltd.*		2.7 		Energy				 6.6
Terkcell Iletisim Hizmetleri A.S.	2.6 		Consumer Staples		 6.2
Anglo American PLC			2.6 		Industrials			 6.2
China Mobile Ltd.			2.5 		Health Care			 3.6
Kookman Bank, ADR			2.5 		Other				 1.7
					---

     Top Ten as a Group		       27.7%
				       =====


*Top Ten Holding at December 31, 2003

Fund Snapshots (continued)
==========================


      Summary of Investments by Country			      Summary of Investments by Country






Country		Managers International 	MSCI EAFE 	Country		Managers International 	MSCI EAFE
		    Equity Fund* 	  Index				    Equity Fund* 	  Index
----------------------------------------------------------------------------------------------------------

Japan			25.1%		24.0%		South Korea	  15.0%			18.9%
United Kingdom		18.9 		24.8 		Taiwan		  13.6 			12.0
France			10.0 		 9.4		Mexico		  10.0 			 6.3
Germany			7.9 		 6.8 		Malaysia 	   8.5 			 4.6
Canada			5.9 		 0.0 		Russia		   5.5 			 4.5
Switzerland		4.6 		 7.1 		China		   5.4 			 8.5
South Korea		3.3 		 0.0 		Turkey		   4.9 			 1.5
Hong Kong		3.0 		 1.6 		Brazil		   4.3 			 8.1
Sweden			2.8 		 2.4 		India	 	   4.2 			 5.0
Netherlands		2.7 		 4.8 		Indonesia	   4.1 			 1.7
United States		2.2 		 0.0 		Thailand	   3.3 			 2.8
Spain			1.6 		 3.6 		South Africa	   2.9 			14.4
South Africa		1.4 		 0.0 		United States	   2.7 			 0.0
Italy			1.4 		 3.8 		United Kingdom	   2.6 			 0.0
Singapore		1.4 		 0.8 		Hong Kong	   2.5 			 0.0
Taiwan			1.0 		 0.0 		Hungary		   2.4 			 1.3
Brazil			0.9 		 0.0 		Venezuela	   2.2 			 0.2
Belgium			0.7 		 1.2 		Poland		   2.1 			 1.4
Peru			0.6 		 0.0 		Argentina	   1.9 			 0.5
Russia			0.6 		 0.0 		Supranational&Other1.9 			 0.0
Mexico			0.4 		 0.0 		Chile		   0.0 			 1.9
Finland			0.4 		 1.4 		Colombia	   0.0 			 0.1
Ireland			0.4 		 0.8 		Czech Republic	   0.0 			 0.7
China			0.3 		 0.0 		Egypt		   0.0 			 0.3
Australia		0.3 	 	 4.8 		Israel		   0.0 			 3.7
Norway			0.3 		 0.5 		Jordan		   0.0 			 0.2
Portugal		0.2 	 	 0.4 		Morocco		   0.0 			 0.2
Denmark			0.1 		 0.8 		Pakistan	   0.0 			 0.2
Austria			0.0 		 0.3 		Peru		   0.0 			 0.5
Greece			0.0 		 0.5 		Philippines	   0.0 			 0.5
New Zealand		0.0 		 0.2
Cash			1.6 		 0.0





* As a percent of total market value of common stocks on June 30, 2004.

			Managers Value Fund
			   June 30, 2004
			===================
						Value
						=====

Schedule of Portfolio Investments(unaudited)
--------------------------------------------





Security Description 		  Shares 	Value
-----------------------------------------------------

Common Stocks - 101.2%
Consumer Discretionary - 16.8%

Brinker International, Inc.*	  26,500(2)   $   904,180
Clear Channel Communications, Inc.38,100(2)	1,407,795
Comcast Corp., Special Class A*	  73,400(2)	2,026,574
Darden Restaurants, Inc.	  62,800(2)	1,290,540
Dollar Tree Stores, Inc.*	  44,300(2)	1,215,149
Gannett Co., Inc.		  16,650	1,412,753
Jones Apparel Group, Inc.	  31,500	1,243,620
Liberty Media Corp.*	         145,400	1,307,146
Mattel, Inc.			  84,400	1,540,300
Office Depot, Inc.*		 100,700(2)	1,803,537
Rent-A Center, Inc.*		  25,500	  763,215
Time Warner Co., Inc.*		  96,300(2)	1,692,954
Whirlpool Corp.			   7,440(2)	  510,384
Yum! Brands, Inc.*		  46,600	1,734,452

  Total Consumer Discretionary		       18,852,599


Consumer Staples - 4.5%

Constellation Brands, Inc.*	  31,900(2)	1,184,447
CVS Corp.		  	  44,900	1,886,698
Pepsi Bottling Group, Inc.	  18,700	  571,098
Supervalu, Inc.			  19,100(2)	  584,651
Unilever NV			  11,400(2)	  781,014

  Total Consumer Staples			5,007,907


Energy - 9.8%

BP, PLC. Sponsored ADR		  25,900(2)	1,387,463
ChevronTexaco Corp.		  37,800	3,557,358
ConocoPhillips Co.		  27,498	2,097,822
Devon Energy Corp.		  21,900	1,445,400
Kerr-McGee Corp.		  21,400(2)	1,150,678
Transocean, Inc.*		  45,100(2)	1,305,194

  Total Energy				       10,943,915


Financials - 34.8%

ACE, Ltd.			  35,300(2)	1,492,484
Allstate Corp., The		  51,600	2,401,980
American Express Co.		  32,500(2)	1,669,850
American International
  Group, Inc.			  20,200	1,439,856
Bank of America Corp.	          36,754	3,110,123
Chubb Corp.			  25,400(2)	1,731,772
Citigroup, Inc.			 100,868	4,690,362
Fannie Mae Co.			  54,600	3,896,256
Goldman Sachs Group, Inc.	  16,900	1,591,304
Hartford Financial
 Services Group, Inc.	          26,800(2)	1,842,232
MBIA, Inc.			  28,500(2)	1,627,920
MBNA Corp.			  60,307	1,555,318
Merrill Lynch & Co., Inc.	  46,200(2)	2,493,876
MGIC Investment Corp.		  15,400(2)	1,168,244
Morgan Stanley Co.		  28,000(2)	1,477,560
Regions Financial Corp.		  48,300(2)	1,765,365
St. Paul Travelers
 Companies, Inc., The		  21,378(2)	  866,664
Washington Mutual, Inc.		  33,800(2)	1,306,032
Wells Fargo & Co.		  30,449	1,742,596
XL Capital, Ltd. 		  15,300(2) 	1,154,538

  Total Financials 			       39,024,332


Health Care - 15.9%

Abbott Laboratories Co. 	  41,300        1,683,388
AmerisourceBergen Corp. 	  18,500(2)     1,105,930
Anthem, Inc.* 			  20,100(2)     1,800,156
GlaxoSmithKline PLC,
Sponsored ADR 			  42,400(2)     1,757,904
HCA, Inc. 			  36,500(2)     1,518,035
Laboratory Corp. of America
Holdings* 			  21,200(2)       841,640
McKesson Corp. 			  33,400(2)     1,146,622
Merck & Co., Inc. 		  66,000        3,135,000
Pfizer, Inc.                      52,400        1,796,272
Quest Diagnostics, Inc.*          13,600(2)     1,155,320
WellPoint Health Networks, Inc.*  16,900        1,892,969

  Total Health Care                            17,833,236


Industrials - 9.7%

Cendant Corp.* 			  73,430(2)     1,797,566
Emerson Electric Co.              28,600        1,817,530
General Dynamics Corp.            12,200(2)     1,211,460
General Electric Co.              52,200        1,691,280
Honeywell International, Inc.     30,900        1,131,867
Pitney Bowes, Inc.                39,200        1,734,600
United Technologies Corp.         16,400        1,500,272

  Total Industrials                            10,884,575


Information Technology - 3.0%

Hewlett-Packard Co.              101,526        2,142,199
Xerox Corp.*                      83,100(2)     1,204,950

Total Information Technology                    3,347,149


Materials - 1.5%

E.I. du Pont de
 Nemours & Co., Inc.              39,250        1,743,485

Telecommunication Services - 2.4%

Centurytel, Inc. 		  10,500(2)       315,420
Nextel Communications, Inc.*      32,800          874,448
Verizon Communications, Inc.      42,685        1,544,770

Total Telecommunication Services                2,734,638


Utilities - 2.8%

Exelon Corp.                      52,100        1,734,409
FirstEnergy Corp.                 38,000(2)     1,421,580

Total Utilities                                 3,155,989


Total Common Stocks
(cost $95,630,443)                            113,527,826


Other Investment Companies - 33.5%

Bank of New York
 Institutional Cash
 Reserves Fund, 1.25%(1,3)    32,988,445       32,998,445
JPMorgan Prime Money
 Market Fund,
 Institutional Class Shares,
 1.03%(1)		       4,529,687 	4,529,687

Total Other Investment Companies
(cost $37,528,132) 			       37,528,132


Total Investments - 134.7%
(cost $133,158,575) 			      151,055,958


Other Assets,
 less Liabilities - (34.7)% 		      (38,902,166)

Net Assets - 100.0% 			     $112,153,792





The accompanying notes are an integral part of these financial statements.

			Managers Capital Appreciation Fund
				June 30, 2004
			==================================



					Capital Appreciation
					====================

Schedule of Portfolio Investments(unaudited)
--------------------------------------------





Security Description 		  Shares 	Value
-----------------------------------------------------


Common Stocks - 95.9%
Consumer Discretionary - 12.2%
Applebee's International, Inc. 	  22,500    $	517,950
Bed Bath & Beyond, Inc.* 	  26,500      1,018,925
Best Buy Co., Inc. 		  49,900(2)   2,531,926
Cheesecake Factory, Inc., The*    11,000(2)     437,690
Coach, Inc.* 			   4,000        180,760
eBay, Inc.* 			  11,400(2)   1,048,230
Harley-Davidson, Inc.              4,000        247,760
JC Penney Co., Inc., Holding Co.  23,000(2)     868,480
Lowe's Co., Inc. 		   8,000(2)     420,400
McDonald's Corp. 		  40,000      1,040,000
PETsMART, Inc.                     5,000(2)     162,250
Staples, Inc.* 			  50,000(2)   1,465,500
The Walt Disney Co. 		  54,200(2)   1,381,558
Tiffany & Co.                     13,000        479,050
TJX Cos., Inc.                    29,500(2)     712,130

Total Consumer Discretionary                 12,512,609


Consumer Staples - 9.0%

Coca-Cola Co., The 		  22,600      1,140,848
Colgate-Palmolive Co.		  26,200      1,531,390
Estee Lauder Co., Class A  	   3,500 	170,730
Procter & Gamble Co. 		  20,000      1,088,800
Sysco Corp. 			  21,000        753,270
Walgreen Co. 			  15,000(2)     543,150
Wal-Mart Stores, Inc. 		  51,300(2)   2,706,588
Wrigley, Wm. Jr. Co. 		  19,300(2)   1,216,865

Total Consumer Staples 			      9,151,641


Energy - 8.2%

Anadarko Petroleum Corp. 	  10,200 	597,720
Apache Corp. 			  20,190 	879,275
BJ Services Co.* 		  28,400(2)   1,301,856
Devon Energy Corp. 		  10,000(2)     660,000
EOG Resources, Inc. 		   9,700(2)     579,187
Nabors Industries, Ltd.* 	  24,400(2)   1,103,368
Patterson-UTI Energy, Inc.* 	  17,500 	584,675
Schlumberger, Ltd. 		  42,500(2)   2,699,175

Total Energy 				      8,405,256


Financials - 8.5%

American Express Co. 		  12,000(2)     616,560
American International Group, Inc.25,200      1,796,256
Citigroup, Inc. 		  42,300      1,966,950
Goldman Sachs Group, Inc. 	  10,700(2)   1,007,512
JPMorgan Chase & Co. 		  15,000 	581,550
Merrill Lynch & Co., Inc. 	  19,400      1,047,212
U.S. Bancorp 			  20,000        551,200
Wells Fargo & Co. 		  19,400      1,110,262

Total Financials 			      8,677,502


Health Care - 18.3%

Amgen, Inc.* 			  19,000      1,036,830
Anthem, Inc.* 			   6,000(2)     537,360
Caremark Rx, Inc.* 		  15,800 	520,452
Forest Laboratories, Inc.* 	  31,400(2)   1,778,182
Genentech, Inc.* 		  24,800(2)   1,393,760
Gilead Sciences, Inc.* 		  19,100      1,279,700
Kyphon, Inc.* 			  10,000 	281,800
Martek Biosciences Corp.*          8,500(2)     477,445
Medtronic, Inc. 		  45,900      2,236,248
Novartis AG 			  31,700      1,410,650
Pfizer, Inc. 			  30,000      1,028,400
Resmed, Inc.* 			  29,400(2)   1,498,224
Stryker Corp. 			  12,000(2)     660,000
Teva Pharmaceutical Industries,
 Ltd., Sponsored ADR 		  28,000(2)   1,884,120
UnitedHealth Group, Inc. 	  14,000(2)     871,500
WellPoint Health Networks, Inc.*   4,500        504,045
Zimmer Holdings, Inc.*            15,000      1,323,000

Total Health Care                            18,721,716


Industrials - 13.7%

3M Co. 				  33,400      3,006,334
Apollo Group Inc* 		   5,600(2)     494,424
Caterpillar, Inc. 		  10,000(2)     794,400
Cintas Corp. 			  11,000 	524,370
Cummins, Inc. 			  21,600(2)   1,350,000
Deere & Co. 			   4,000(2)     280,560
Emerson Electric Co. 		  15,000 	953,250
FedEx Corp. 			  16,200      1,323,378
General Electric Co. 		  35,000      1,134,000
Illinois Tool Works 		  10,000(2)     958,900
J.B. Hunt Transport
 Services, Inc.* 		  21,500 	829,470
Robert Half International, Inc.*  18,000(2)     535,860
United Parcel Service, Inc.,
 Class B 			  23,700(2)   1,781,529

Total Industrials 			     13,966,475


Information Technology - 24.0%

Analog Devices, Inc.* 		  20,000(2)     941,600
Applied Materials, Inc.* 	  35,000        686,700
Autodesk, Inc. 			   7,000(2)     299,670
Broadcom Corp., Class A*          12,000        561,240
Cisco Systems, Inc.* 		  75,000      1,777,500
Dell, Inc.* 			  73,100      2,618,442
Diebold, Inc. 			  14,000(2)     740,180
EMC Corp.* 			  97,400      1,110,360
Flextronics International, Ltd.*  30,000(2)     478,500
Intel Corp. 			  93,000      2,566,800
International Business
 Machines Corp. 		  12,000      1,057,800
Kla-Tencor Corp.* 		  16,000(2)     790,080
Lexmark International, Inc.* 	  10,900      1,052,177
Linear Technology Corp. 	  15,000(2)     592,050
Maxim Integrated Products, Inc.   22,000(2)   1,153,240
Microsoft Corp. 		  75,200      2,147,712
Molex, Inc.                       27,000(2)     736,560
Novell, Inc.* 			 102,700 	861,653
SAP-AG (Systeme Anwendungen
 Produkte in der
 Datenverarbeitung) 		  15,000 	627,150
Taiwan Semiconductor
 Manufacturing Co., Ltd.* 	  62,747 	521,427
Texas Instruments, Inc. 	  32,000 	773,760






The accompanying notes are an integral part of these financial statements.

			Managers Capital Appreciation Fund
				June 30, 2004
			==================================



					Capital Appreciation
					====================

Schedule of Portfolio Investments(continued)
--------------------------------------------





Security Description 		  Shares 	Value
-----------------------------------------------------

Information Technology(continued)
Yahoo!, Inc.* 			  32,800(2)   $  1,191,624
Zebra Technologies, Corp.* 	  15,000(2) 	 1,305,000

 Total Information Technology  			24,591,225


Materials - 2.0%
Freeport McMoran Copper
 & Gold, Inc., Class B 		  12,000(2)	   397,800
Inco, Ltd.* 			  14,000(2)	   483,840
Phelps Dodge Corp.* 		   6,000 	   465,060
Praxair, Inc. 			  18,000 	   718,380

 Total Materials 				  2,065,080


Total Common Stocks
(cost $85,120,191) 				 98,091,504

Other Investment Companies - 32.2%
Bank of New York Institutional
 Cash Reserves
 Fund, 1.24%(1,3) 	     29,309,016 	 29,309,016
JPMorgan Prime Money Market
 Fund, Institutional Class
 Shares, 1.03%(1) 	      3,591,345 	  3,591,345

 Total Other Investment Companies
 (cost $32,900,361) 	                         32,900,361

Total Investments - 128.1%
(cost $118,020,552) 				130,991,865

Other Assets,
 less Liabilities - (28.1)% 			(28,709,348)

Net Assets - 100.0% 			       $102,282,517




The accompanying notes are an integral part of these financial statements.

			Managers Small Company Fund
				June 30, 2004
			===========================


						Small Company
						=============

Schedule of Portfolio Investments(unaudited)
--------------------------------------------





Security Description 		  Shares 	Value
-----------------------------------------------------

Common Stocks - 95.4%
Consumer Discretionary - 22.0%

Christopher & Banks Corp. 	  12,737(2)  $	 225,572
Coldwater Creek, Inc.* 		   7,900 	 209,113
Cost Plus, Inc.* 		   6,750(2)      219,038
Fred's, Inc. 			  10,645(2)  	 235,148
GameStop Corp.* 		  19,100 	 290,702
Gentex Corp. 			   9,150(2)	 363,072
Getty Images, Inc.* 		   3,050(2)	 183,000
Harman International
 Industries, Inc. 		   2,150 	 195,650
Insight Enterprises, Inc.* 	  27,275 	 484,403
Michaels Stores, Inc. 		   4,375(2)	 240,625
O'Reilly Automotive, Inc.* 	   3,300 	 149,160
PEP Boys-Manny Moe & Jack, Inc.   16,925(2)	 429,049
PETsMART, Inc. 			  12,725 	 412,926
Radio One, Inc.* 		  13,000(2)	 208,130
Red Robin Gourmet Burgers, Inc.*   7,550 	 206,644
Ruby Tuesday, Inc. 		  11,200 	 307,440
Select Comfort Corp.* 		   6,550 	 186,020
TBC Corp.* 			  11,150 	 265,370

 Total Consumer Discretionary 		       4,811,062


Energy - 6.4%

Delta Petroleum Corp.* 		   9,600(2)	 129,120
Evergreen Resources, Inc.* 	   5,050 	 204,020
Niko Resources, Ltd. 		   5,325 	 153,307
Ultra Petroleum Corp.* 		  14,450(2)	 539,418
Whiting Petroleum Corp.* 	   5,450 	 137,068
XTO Energy, Inc. 		   7,695(2) 	 229,234

 Total Energy 				       1,392,167


 Financials - 1.0%
Asta Funding, Inc. 		   7,000 	 121,800
Boston Private Financial
 Holdings, Inc. 		   3,975(2)	  92,061

 Total Financials 				 213,861


Health Care - 10.9%

America Service Group, Inc.* 	   3,150 	 109,463
Barr Laboratories, Inc.* 	   9,862 	 332,349
Community Health Systems, Inc.*    5,900 	 157,943
Covance, Inc.* 			  12,150 	 468,747
Luminex Corp.* 			  10,775(2)	 108,397
PSS World Medical, Inc.* 	  13,450(2)	 150,640
Resmed, Inc.* 			   5,650 	 287,924
Respironics, Inc.* 		   7,675 	 450,905
Select Medical Corp. 		  11,700  	 157,014
Sonosite, Inc.* 		   6,750 	 161,393

Total Health Care 			       2,384,775


Industrials - 25.1%
Actuant Corp., Class A* 	   6,585 	 256,749
Aeroflex, Inc. * 		  34,100 	 488,653
Carlisle Co., Inc. 		   3,675 	 228,769
CDI Corp. 			   6,850 	 237,010
Chicago Bridge & Iron Co. N.V. 	   7,625 	 212,356
ChoicePoint, Inc.* 		   8,625 	 393,818
DeVry, Inc.* 			  15,075(2)	 413,357
Donaldson Co., Inc. 		   6,100(2)	 178,730
ElkCorp.                          10,675         255,560
Hewitt Associates, Inc.,
 Class A* 			  10,450 	 287,375
Laureate Education, Inc.* 	   9,900 	 378,576
Mobile Mini, Inc.* 		   8,300 	 235,803
MSC Industrial Direct Co.,
 Class A			  12,825 	 421,173
Navigant Consulting, Inc.* 	  12,150 	 260,496
NCI Building Systems, Inc.* 	   9,700(2)	 315,735
Pentair, Inc. 			  19,825 	 666,912
Providence Service Corp.* 	   3,175 	  59,658
UTI Worldwide, Inc. 		   3,625 	 191,001

 Total Industrials 			       5,481,731


Information Technology - 28.3%

Acxiom Corp. 			  20,800(2)	 516,464
Alliance Data Systems Corp.* 	   7,800 	 329,550
ATMI, Inc.* 			   7,700(2)	 210,287
Avocent Corp.* 			  13,275 	 487,723
Benchmark Electronics, Inc.* 	  12,150 	 353,565
Ceridian Corp.* 		  18,650 	 419,625
Digitas, Inc.* 			  16,900(2)	 186,407
Emulex Corp.* 			  10,600(2)	 151,686
Excel Technology, Inc.* 	   6,700 	 222,775
Fair Isaac Corp. 		  10,368(2)	 346,084
FEI Co.* 			   9,900(2)	 236,709
International Rectifier Corp.* 	   6,500 	 269,230
Lionbridge Technologies, Inc.* 	  14,000 	 107,100
MAXIMUS, Inc.* 			   5,150 	 182,619
Modem Media, Inc.* 		  11,275 	  59,307
MPS Group, Inc.* 		  20,475 	 248,157
OPNET Technologies, Inc.* 	   6,550 	  85,805
Pinnacle Systems, Inc.* 	  16,700 	 119,405
Polycom, Inc.* 			   6,050 	 135,581
Progress Software Corp.* 	   9,475 	 205,323
Radisys Corp.* 			   4,450(2)	  82,637
Rogers Corp.* 			   6,650(2)	 464,834
StarTek, Inc. 			   3,125 	 111,875
Symantec Corp.* 		   1,750(2)	  76,615
Technitrol, Inc.* 		   8,250 	 180,675
Tekelec*	 		  14,950(2)	 271,642
Tollgrade Communications, Inc.*   10,300 	 109,386

 Total Information Technology 		       6,171,066


Materials - 1.7%

MacDermid, Inc. 		  10,850(2)	 367,273

Total Common Stocks
(cost $15,056,239) 			      20,821,935


Other Investment Companies - 28.9%

Bank of New York Institutional Cash
 Reserves Fund, 1.25%(1,3)     4,918,110       4,918,110
JPMorgan Prime Money Market Fund,
 Institutional Class
 Shares, 1.03%(1)	       1,398,184       1,398,184

Total Other Investment Companies
 (cost $6,316,294) 			       6,316,294

Total Investments - 124.3%
(cost $21,372,533) 			      27,138,229

Other Assets, less Liabilities - (24.3)%      (5,308,870)

Net Assets - 100.0% 			     $21,829,359









The accompanying notes are an integral part of these financial statements.

		Managers Special Equity Fund
			June 30, 2004
		============================



					Special Equity
					==============


Schedule of Portfolio Investments(unaudited)
--------------------------------------------





Security Description 		  Shares 	Value
-----------------------------------------------------



Common Stocks - 92.3%

Consumer Discretionary - 22.4%

Action Performance
 Companies, Inc. 		 321,300(2)   $	 4,841,991
Applebee's International, Inc.   388,125(2)	 8,934,638
Beasley Broadcasting
 Group, Inc.* 			 237,000 	 3,545,520
Big Lots, Inc.* 		 757,152(2)     10,948,418
Borders Group, Inc. 		 483,500(2)     11,333,240
CBRL Group, Inc. 		 450,530(2)     13,898,851
Coldwater Creek, Inc.* 		 152,400(2)      4,034,028
Copart, Inc.* 3			  18,100(2)	 8,493,270
COX Radio, Inc., Class A* 	 368,600(2)	 6,406,268
Cumulus Media, Inc., Class A* 	 446,900(2)	 7,512,389
Design Within Reach, Inc. 	  39,120 	   469,440
Dillard's, Inc., Class A       2,101,200 	46,856,760
Duckwall-ALCO Stores, Inc.* 	 247,800 	 4,160,314
Electronics Boutique Holdings
 Corp.* 			 128,000(2)	 3,371,520
Emmis Communications Corp.,
 Class A* 		       1,203,600(2)     25,251,528
Furniture Brands
 International, Inc. 	       1,012,600(2)     25,365,630
GameStop Corp.* 		 727,300(2)     11,069,506
Gaylord Entertainment Co.,
 Class A* 			 226,233(2)      7,101,454
Getty Images, Inc.* 		 243,200(2)     14,592,000
Gildan Activewear, Inc.,
 Class A* 			 234,100(2)      6,718,670
Goody's Family Clothing, Inc. 	 304,900(2)      3,161,813
Gymboree Corp.* 		 755,500 	11,604,480
Hartmarx Corp.* 		  49,400 	   311,220
Hughes Supply, Inc. 		 191,600(2)     11,290,988
IMPCO Technologies, Inc.* 	 100,800(2)	   638,064
Insight Communications Co., Inc.,
 Class A* 			 698,400(2) 	 6,467,184
Insight Enterprises, Inc.* 	 488,980 	 8,684,285
International Speedway Corp.,
 Class A 			 213,000(2)     10,360,320
J. Jill Group, Inc., The* 	 572,700(2)     13,509,993
Journal Communications, Inc.     361,500         6,807,045
Kerzner International, Ltd.* 	 727,300(2)     34,590,388
La Quinta Corp.* 		 845,000 	 7,098,000
La-Z-Boy, Inc. 			 732,500(2)     13,170,350
Leapfrog Enterprises, Inc.*    1,060,800(2) 	21,099,312
Linens 'N Things, Inc.* 	 369,800(2)     10,838,838
M. D. C. Holdings, Inc. 	 116,400(2)      7,404,204
Nautilus Group, Inc.   		 504,200(2)      9,836,942
NetFlix, Inc.* 			 220,500(2)      7,926,975
P.F. Chang's China Bistro, Inc.* 135,300(2)      5,567,595
Panera Bread Co., Class A* 	 636,800(2)     22,848,384
Pier 1 Imports, Inc. 		 436,300 	 7,718,147
Polaris Industries, Inc. 	 184,600(2)      8,860,800
Priceline.com, Inc.* 		 365,600(2)      9,845,608
Prime Hospitality Corp.*       1,017,300        10,803,726
Proquest Co.* 3 		  48,000(2)	 9,483,000
Quiksilver, Inc.* 		 307,000 	 7,309,670
Rare Hospitality
 International, Inc.* 		 300,400 	 7,479,960
Ross Stores, Inc. 		 780,000(2)     20,872,800
Ruby Tuesday, Inc. 		 735,000(2)     20,175,750
Saks, Inc.* 		       1,023,000(2)     15,345,000
Salem Communications Corp.,
 Class A* 			 482,900 	13,101,077
School Specialty, Inc.* 	 323,565(2)     11,748,645
Source Interlink
 Companies, Inc.* 		 433,700 	 4,822,744
Stage Stores, Inc.* 		  79,100(2)      2,978,906
Standard-Pacific Corp. 		 178,000 	 8,775,400
Talbots, Inc. 			 379,100 	14,841,765
TJX Cos., Inc. 			 160,000(2)      3,862,400
Too, Inc.* 			 671,000(2)     11,205,700
Toro Co. 			 144,700(2)     10,139,129
Toys "R"Us, Inc.* 	       3,100,000(2)     49,383,000
Tweeter Home Entertainment
 Group, Inc.* 			 618,800(2)      3,341,520
United Rentals, Inc.* 		 664,400(2)     11,886,116
Urban Outfitters, Inc.*          130,800(2)      7,967,028
Visteon Corp. 		       4,395,300(2)     51,293,150
WMS Industries, Inc.* 		 293,900(2)      8,758,220
Young Broadcasting, Inc.* 	 230,000 	 3,024,500

 Total Consumer Discretionary 		       773,145,576


Consumer Staples - 1.1%

Central Garden & Pet Co.* 	 230,700 	 8,252,139
Del Monte Foods Co.* 		 824,300 	 8,374,888
Duane Reade, Inc.* 		 589,200(2)      9,621,636
NBTY, Inc.* 3			  81,400 	11,209,346

 Total Consumer Staples 			37,458,009

Energy - 3.8%

Global Industries, Ltd.*       1,320,400 	 7,552,688
Grant Prideco, Inc.* 		 326,900(2)      6,034,574
Houston Exploration Co.* 	 189,400(2)      9,818,496
Key Energy Services, Inc.* 	 648,300(2)      6,119,952
Maverick Tube Corp.* 		 260,000(2)      6,827,600
Newfield Exploration Co.* 	 186,700 	10,406,658
OMI Corp.* 			 499,000(2)      5,938,100
Overseas Shipholding Group, Inc. 469,800 	20,732,274
Pogo Producing Co. 		 484,200 	23,919,480
Stone Energy Corp.* 		 184,800 	 8,441,664
Veritas DGC, Inc.* 	       1,140,800(2)     26,409,520

 Total Energy 				       132,201,006


Financials - 12.7%

Alabama National Bancorp 	  64,400(2)      3,572,268
American Financial Group, Inc. 	 155,300(2)      4,747,521
American National Insurance Co.   68,950(2)      6,366,154
AmerUs Group, Co. 		 213,300(2)      8,830,620
Assured Guaranty, Ltd. 		 464,300 	 7,869,885
Banknorth Group, Inc. 		 355,482 	11,546,055
Banner Corp. 			 217,740         6,327,524
Brown & Brown, Inc. 		 265,100(2)     11,425,810
Charter One Financial, Inc. 	 227,946 	10,072,934
Chittenden Corp. 		 396,500(2)     13,936,975
Clark, Inc.* 			 285,400 	 5,294,170
Commerce Bancshares, Inc. 	 289,315(2)     13,292,578
Conseco, Inc.* 			 361,600(2)      7,195,840






The accompanying notes are an integral part of these financial statements.

		Managers Special Equity Fund
			June 30, 2004
		============================



					Special Equity
					==============


Schedule of Portfolio Investments(continued)
--------------------------------------------





Security Description 		  Shares 	Value
-----------------------------------------------------

Delphi Financial Group, Inc.,
 Class A 			 334,100(2)   $	 14,867,450
Direct General Corp. 		 229,400 	  7,400,444
Downey Financial Corp. 		 393,380(2)	 20,947,485
Equity Inns, Inc. 		 572,800 	  5,321,312
F.N.B. Corp. 			 116,000 	  2,366,400
FelCor Lodging Trust, Inc.*    2,900,000(2)      35,090,000
First National Bankshares
 of Florida* 			 647,870(2)      12,277,137
Harbor Florida Bancshares, Inc.  224,900          6,186,999
HCC Insurance Holdings, Inc.     250,100(2)       8,355,841
Hibernia Corp., Class A 	 866,500 	 21,055,950
Hilb, Rogal & Hamilton Co. 	 305,500(2)	 10,900,240
Infinity Property &
 Casualty Corp. 		 277,300 	  9,150,900
Investment Technology
 Group, Inc.* 			 620,200(2)	  7,932,358
Investors Financial
 Services Corp. 		 124,300(2)	  5,416,994
iStar Financial, Inc. 		 303,300 	 12,132,000
MCG Capital Corp. 		 537,478 	  8,266,412
Meristar Hospitality Corp.*    5,024,600 	 34,368,264
National Western
 Life Insurance Co., Class A*     12,000 	  1,842,600
Net Bank, Inc. 			 547,300(2)       5,981,989
Prime Group Realty Trust* 	 786,800(2)       4,154,304
Reinsurance Group of America     171,700 	  6,979,605
Scottish Annuity & Life
 Holdings, Ltd. 		 418,000(2)       9,718,500
Seacoast Financial Services Corp.327,500 	 11,331,500
Selective Insurance Group, Inc.  182,396 	  7,273,952
St. Joe Co., The 		 111,500(2)       4,426,550
Sterling Financial Corp.* 	 432,551(2)      13,785,400
Triad Guaranty, Inc.* 		  97,082(2)       5,650,172
U.S.I. Holdings Corp.* 		 536,701(2)       8,479,876
Webster Financial Corp. 	 279,800(2)      13,156,196
Westcorp 			 236,600 	 10,753,470
Wrigley, Wm. Jr. Co. 		 128,300 	  3,242,141

 Total Financials 				439,290,775


Health Care - 10.2%

Adolor Corporation* 		 223,875(2)	  2,838,735
Advanced Neuromodulation
 Systems, Inc.* 		  99,450(2)       3,261,960
American Healthways, Inc.* 	 365,300(2)       9,724,286
American Medical Systems
 Holdings, Inc.* 		 192,300(2)	  6,480,510
Apria Healthcare Group, Inc.* 	 259,000(2)       7,433,300
Arthrocare Corp.* 		 627,200(2)      18,238,976
Atherogenics, Inc.* 		 180,400(2)       3,433,012
Centene Corp.* 			 217,900(2)       8,400,045
Charles River Laboratories
 International, Inc.* 		 302,900(2)      14,802,723
CTI Molecular Imaging, Inc.* 	 242,500(2)       3,438,650
CV Therapeutics, Inc.* 		 324,300(2)       5,435,268
Cytyc Corp.* 			 361,000 	  9,158,570
DaVita, Inc.* 			 528,600 	 16,296,738
Dendreon Corp.* 		 265,100(2)       3,247,475
Digene Corp.* 			 178,600(2)       6,524,258
Digirad Corp. 			 108,600(2) 	  1,080,570
Discovery Laboratories, Inc.* 	 348,600(2)       3,343,074
DJ Orthopedics, Inc.* 		 169,100 	  3,889,300
Dyax Corp.* 			 275,000 	  3,231,250
Eclipsys Corp.* 		 950,200(2)      14,500,052
Endocardial Solutions, Inc.* 	 167,300(2)       1,731,555
EPIX Medical, Inc.* 		 353,500(2)       7,458,850
Eresearch Technology, Inc.* 	 271,350(2)       7,597,800
Exact Sciences Corp.* 		 371,900 	  2,287,185
Exelixis, Inc.* 		 822,400(2) 	  8,298,016
Genesis HealthCare Corp. 	 357,200 	 10,373,088
Gen-Probe, Inc.* 		 359,000 	 16,987,880
Harvard Bioscience, Inc.* 	 915,200   	  4,100,096
I-Flow Corp.* 			 260,900(2)       3,094,274
IMS Health, Inc. 		 820,081(2) 	 19,222,699
Inveresk Research Group, Inc.* 	 199,200(2)       6,143,328
Lincare Holdings, Inc.* 	 212,100(2)       6,969,606
Martek Biosciences Corp.* 	 104,300(2) 	  5,858,531
Medicines Co.* 			 213,660(2) 	  6,518,767
NeoPharm, Inc.* 		 380,000(2) 	  3,925,400
Nuvelo, Inc.* 			 329,900 	  3,173,638
Owens & Minor, Inc. 		 213,300 	  5,524,470
Par Pharmaceutical Co., Inc. *   241,100(2)       8,489,131
Penwest Pharmaceuticals Co.* 	 440,700 	  5,645,367
Priority Healthcare Corp.,
 Class B* 			 229,122(2)       5,258,350
Protein Design Labs, Inc.* 	 384,900(2) 	  7,363,137
PSS World Medical, Inc.* 	 292,100(2)       3,271,520
Quidel Corp.* 			 488,300(2) 	  2,876,087
Rigel Pharmaceuticals, Inc. * 	 209,100(2)       2,971,311
Santarus, Inc.* 		 315,900(2)	  4,659,525
Symbion, Inc. 			 341,520(2) 	  5,962,939
Telik, Inc.* 			 320,900 	  7,659,883
Triad Hospitals, Inc.* 		 711,364(2)	 26,484,081
Universal Health Services, Inc.,
 Class B 			 170,000(2)       7,801,300

 Total Health Care 				352,466,566


Industrials - 15.6%

AAR Corp. 			 259,200(2)       2,941,920
Acuity Brands, Inc. 		 274,600(2) 	  7,414,200
Administaff Inc.* 		 425,200(2) 	  7,058,320
Aeroflex, Inc.* 		 637,700 	  9,138,241
Air France 			 948,178 	 15,938,872
Airtran Holdings, Inc.* 	 938,200(2) 	 13,266,148
Alaska Airgroup, Inc.* 		 615,000(2) 	 14,680,050
Albany International Corp. 	 275,000(2) 	  9,229,000
Ametek, Inc. 			 321,500(2) 	  9,934,350
Asset Acceptance Capital Corp.*  437,700(2)	  7,440,900
Axsys Technologies, Inc.* 	 452,900 	 10,013,619
BHA Group Holdings, Inc.,
 Class A 			 154,900 	  5,862,965
Brink's Co., The 		 420,241 	 14,393,254
CDI Corp. 			 182,000 	  6,297,200
CNF, Inc. 			 105,600 	  4,388,736
Corinthian Colleges, Inc.* 	 795,500(2)	 19,680,670
Corporate Executive Board Co.*   270,700 	 15,643,753







The accompanying notes are an integral part of these financial statements.

		Managers Special Equity Fund
			June 30, 2004
		============================



					Special Equity
					==============


Schedule of Portfolio Investments(continued)
--------------------------------------------





Security Description 		  Shares 	Value
-----------------------------------------------------

CoStar Group, Inc.* 		 465,200    $  21,366,636
Crane Co. 			 337,000(2)    10,578,430
Curtiss-Wright Corp. 		 187,200(2)    10,518,768
DeVry, Inc.* 			 658,200(2)    18,047,844
EGL, Inc.* 			 163,500(2) 	4,349,100
Flowserve Corp.* 		 381,500(2) 	9,514,610
IDEX Corp. 			 340,650(2)    11,701,328
Interpool, Inc. 		 340,600(2) 	5,705,050
Ionics, Inc.* 			 368,800(2)    10,418,600
ITT Educational
 Services, Inc.*	       1,139,700(2)    43,331,393
Jacuzzi Brands, Inc.* 		 746,600        6,017,596
J.B. Hunt Transport
 Services, Inc.* 		 357,200       13,780,776
JLG Industries, Inc. 		 388,600(2)     5,397,654
Kennametal, Inc. 		 170,700(2)     7,818,060
Laidlaw International, Inc.*     559,200(2)     7,247,232
Lydall, Inc.* 			 234,000 	2,286,180
MSC Industrial Direct Co.,
 Class A 			 222,900(2)     7,320,036
Old Dominion Freight Line, Inc.* 152,500        4,495,700
Orbital Sciences Corp.*          546,200(2)     7,543,022
Overnite Corp.* 		 216,850        6,375,390
Pentair, Inc.                    419,200       14,101,888
Precision Castparts Corp.         47,100        2,575,899
RemedyTemp, Inc., Class A*        86,600        1,060,850
Ryder System, Inc.               200,300        8,026,021
Sea Containers, Ltd., Class A 	 795,900(2)    13,952,127
Sea Containers, Ltd., Class B*    13,890          245,575
Sequa Corp., Class A*             99,600        5,823,612
Sequa Corp., Class B*             38,300        2,288,425
Shaw Group Inc., The* 		 797,300(2)     8,076,649
Sirva, Inc.* 			 379,200(2)     8,721,600
Stewart & Stevenson
 Services, Inc. 		 537,400        9,630,208
Tecumseh Products Co., Class B   101,000        4,285,430
Thomas & Betts Corp. 		 653,500       17,794,805
United Stationers, Inc.* 	 206,300(2)     8,194,236
Volt Information Sciences, Inc.*  69,350        2,185,219
Wabash National Corp.*           267,100(2)     7,358,605
Waste Connections, Inc.*         374,250(2)    11,100,255
Watson Wyatt & Co.* 		 306,900        8,178,885
Werner Enterprises, Inc. 	 356,047        7,512,592
York International Corp. 	 272,300       11,183,361

 Total Industrials                            539,431,845


Information Technology - 16.8%
ADC Telecommunications, Inc.* 1,385,500(2)     3,934,820
Advanced Micro Devices, Inc.* 1,000,000(2)    15,900,000
Alliance Data Systems Corp.*    342,400(2)    14,466,400
Alvarion, Ltd.* 		231,800        3,078,304
Anaren Microwave, Inc.*       1,057,900(2)    17,286,086
Applied Films Corp.* 		202,800(2)     5,885,256
aQuantive, Inc.* 		249,500(2)     2,465,060
Ascential Software Corp.*       186,000        2,974,140
ATMI, Inc.* 			568,000(2)    15,512,080
Audiovox Corp., Class A* 	175,700        2,965,816
Avid Technology, Inc.* 3	 34,400       18,248,208
BearingPoint, Inc.* 	      1,104,500(2)     9,796,915
Benchmark Electronics, Inc.*    293,300        8,535,030
Blue Coat Systems, Inc. *       227,200(2)     7,608,928
Captiva Software Corp. *        313,085        3,033,794
Centra Software, Inc.*          548,300        1,233,675
Ceridian Corp.*                 266,800        6,003,000
CheckFree Corp.* 		 80,700(2)     2,421,000
Checkpoint Systems, Inc.* 	401,200        7,193,516
Citadel Security
 Software, Inc.* 	        959,500(2)     2,955,260
Cognex Corp. 			175,900(2)     6,768,632
Cognizant Technology Solutions
Corp.* 				406,986       10,341,514
CSG Systems
 International, Inc.* 		171,400(2)     3,547,980
CTS Corp. 			972,600(2)    11,729,556
Dot Hill Systems Corp.* 	853,700        9,569,977
Dupont Photomasks, Inc.* 	270,794(2)     5,505,242
eFunds Corp.* 			421,126        7,369,705
Electronics for Imaging, Inc.*  239,581(2)     6,770,559
Equinix, Inc.* 			297,500(2)    10,097,150
Exfo Electro-Optical
 Engineering, Inc.* 	      1,488,400(2)     7,650,376
Fairchild Semiconductor
International, Inc.* 		492,000        8,054,040
FLIR Systems, Inc.* 		123,600(2)     6,785,640
Formfactor, Inc.* 		294,400        6,609,280
Helix Technology Corp. 		270,700        5,774,031
Hi/Fn, Inc.* 			570,300(2)     6,815,085
Hyperion Solutions Corp.* 	501,400(2)    21,921,208
Identix, Inc.* 		      1,379,900(2)    10,307,853
IKON Office Solutions, Inc.     838,800(2)     9,621,036
Infocrossing, Inc.* 		137,200(2)     1,852,200
Intevac, Inc.* 			724,300        6,424,541
Intrado, Inc.* 			406,700        6,543,803
Ixia, Inc.* 		      1,166,800       11,481,312
Keithley Instruments, Inc. 	536,600       11,885,690
Kemet Corp.* 			556,100        6,795,542
Lionbridge Technologies, Inc.*  741,400        5,671,710
Magma Design Automation, Inc.*  264,100(2)     5,078,643
McData Corp., Class A* 		764,700(2)     4,114,086
Measurement Specialties, Inc.*  145,700        3,147,120
Mentor Graphics Corp.* 		283,600(2)     4,387,292
Micromuse, Inc.* 		970,900(2)     6,495,321
Microsemi Corp.* 		735,500(2)    10,451,455
Mindspeed Technologies, Inc.* 1,431,100        7,098,256
Netscout Systems, Inc.*         768,500        5,064,415
Open Solutions, Inc. 		255,900        6,392,382
Orbotech Ltd.* 			240,200        4,888,070
Parametric Technology Corp.*  1,100,200        5,501,000
Park Electrochemical Corp. 	264,300(2)     6,673,575
Pemstar, Inc.* 			332,800(2) 	 772,096
Photon Dynamics, Inc.* 		122,500        4,296,075
Photronics, Inc.* 		428,200(2)     8,110,108
Reynolds & Reynolds Co., The,
 Class A 			115,000        2,659,950








The accompanying notes are an integral part of these financial statements.

		Managers Special Equity Fund
			June 30, 2004
		============================



					Special Equity
					==============


Schedule of Portfolio Investments(continued)
--------------------------------------------





Security Description 		  Shares 	Value
-----------------------------------------------------
Rogers Corp.* 			153,400(2)  $	10,722,660
Roper Industries, Inc. 		220,300(2)      12,535,070
Secure Computing Corp.* 	285,700 	 3,328,405
Silicon Laboratories, Inc.* 	421,200(2)      19,522,620
Skyworks Solutions, Inc.* 	681,500(2)       5,949,495
SupportSoft, Inc.* 		483,875(2)       4,200,035
SYNNEX Corp.* 			290,900 	 4,567,130
Synopsys, Inc.* 		430,000(2)      12,224,900
Tech Data Corp.* 		245,400 	 9,602,502
Tessera Technologies, Inc. 	229,800 	 4,140,996
Tier Technologies, Inc.* 	394,200 	 3,839,508
Trident Microsystems, Inc. *    299,800          3,360,758
Ultratech Stepper, Inc.* 	337,300 	 5,491,244
Verint Systems, Inc.* 		105,400(2) 	 3,606,788
Verity, Inc.* 			508,700 	 6,872,537
Vishay Intertechnology, Inc.*   713,900(2)      13,264,262
Woodhead Industries, Inc. 	548,900 	 8,485,994
X-Rite, Inc. 			395,500 	 5,750,570

 Total Information Technology 		       579,986,268


Materials - 5.9%
Airgas, Inc. 			778,800(2)      18,621,108
AK Steel Holding Corp.*       6,085,200(2)      32,069,004
Cytec Industries, Inc. * 	164,100 	 7,458,345
Landec Corp.* 			427,100 	 2,917,093
Longview Fibre Co. 		878,800 	12,944,724
Massey Energy Co. 		400,000(2)      11,284,000
Minerals Technologies, Inc.     173,400 	10,057,200
RTI International Metals, Inc.* 409,030 	 6,524,029
Scotts Co., The, Class A* 	131,900(2)       8,425,772
Spartech Corp. 			506,200 	13,130,828
Stillwater Mining Co.* 		789,262 	11,846,823
Symyx Technologies, Inc.* 	 70,400 	 1,698,048
United States Steel Corp.     1,413,300(2)      49,635,095
USEC, Inc. 		      1,915,600(2)      16,799,812

 Total Materials 			       203,411,881


Telecommunication Services - 0.3%
Alamosa Holdings, Inc.* 	456,100(2)       3,352,335
General Communication, Inc.,
 Class A* 			878,100 	 6,972,114

Total Telecommunication Services 		10,324,449


Utilities - 3.5%
Avista Corp. 		      1,202,200 	22,144,524
Reliant Resources, Inc. *     5,991,000(2)      64,882,530
Sierra Pacific
 Resources Corp.* 	      2,346,800(2)      18,093,828
Texas Genco Holdings, Inc. 	369,900(2)      16,678,791

 Total Utilities 			       121,799,673

Total Common Stocks
(cost $2,479,552,731) 	                     3,189,516,048

Warrants - 0.03%
Air France, ADR warrant 	861,980(2)       1,034,376

Short-Term Investments - 36.0%1
Other Investment Companies - 35.9%

AIM Liquid Assets, 1.08%     20,031,825 	20,031,825
Bank of New York
 Institutional Cash Reserves
 Fund, 1.25%(3)		    981,141,430        981,141,430
JPMorgan Prime Money Market
 Fund, Institutional Class
 Shares, 1.03% 		    238,430,186        238,430,186

Total Other Investment Companies 	     1,239,603,441

Other Short-Term Investments - 0.1%(3)
Atlantis One Funding Corp.,
 due 07/19/04, 1.25% 	      4,997,275          4,997,275

Total Short-Term Investments
(cost $1,244,600,716) 			     1,244,600,716

Total Investments - 128.3%
(cost $3,725,515,375) 			     4,435,151,140

Other Assets, less Liabilities - (28.3)%     (978,316,396)

Net Assets - 100.0% 			  $ 3,456,834,744






The accompanying notes are an integral part of these financial statements.

		Managers International Equity Fund
			June 30, 2004
		==================================



				   International Equity
				   ====================


Schedule of Portfolio Investments(unaudited)
--------------------------------------------





Security Description 		  Shares 	Value
-----------------------------------------------------

Common Stocks - 98.9%
Consumer Discretionary - 18.9%

Antena 3 de Television SA
 (Spain)* 			  10,300   $   	545,119
British Sky Broadcasting PLC
 (United Kingdom)* 		 319,665      3,615,245
Continental AG (Germany)* 	  60,500      2,936,863
Enterprise Inns PLC.
 (United Kingdom) 		 244,700      2,558,329
Fast Retailing Co., Ltd. (Japan)  20,700      1,687,009
George Wimpey PLC
 (United Kingdom)* 		 154,000      1,033,243
Hennes & Mauritz AB (Sweden)      14,400        372,912
HIS Co., Ltd. (Japan) 		   2,300 	 69,981
Honda Motor Co., Ltd. (Japan)*    70,000      3,400,492
Hyundai Motor Co., Ltd.
 (South Korea)*			  15,800        610,973
Intercontinental Hotels Group
 PLC (United Kingdom)* 		 229,835      2,437,262
Isetan Co., Ltd. (Japan) 	  67,000        970,471
JC Decaux International (France)* 21,500        461,801
Koninklijke (Royal) Phillips
 Electronics N.V. (Netherlands)   67,200      1,827,634
Lagardere S.C.A. (France) 	  22,900(2)   1,436,732
Marui Co., Ltd. (Japan) 	  74,800      1,016,241
Nissan Motor Co., Ltd. (Japan)*  382,000      4,273,386
Pearson PLC (United Kingdom)*     82,653      1,009,255
Persimmon PLC (United Kingdom)*   94,800      1,092,853
Pioneer Corp. (Japan)* 		  19,100        498,050
PT Multimedia-Servicos de
 Telecomunicacoes e Multimedia,
 SGPS, SA (Portugal) 		  21,300 	466,407
Resorttrust, Inc. (Japan) 	   1,700         48,609
Sekisui Chemical Co., Ltd.
 (Japan) 			 287,600      2,441,089
Singapore Press Holdings Ltd.
 (Singapore) 			 182,325        440,844
Societe Television Francaise 1
 (France) 			  46,300      1,465,506
Takashimaya Co., Ltd. (Japan) 	 107,500(2)   1,249,219
Toyota Motor Corp. (Japan)* 	  12,000 	488,801
United Business Media PLC
 (United Kingdom) 		  82,200 	761,656
Volkswagen AG (Germany)* 	  29,200      1,240,590
Whitbread PLC (United Kingdom)*  168,800      2,527,119
Wolters Kluwer NV (Netherlands)*  40,200        731,441
WPP Group PLC (United Kingdom)   118,100      1,204,782

 Total Consumer Discretionary 		     44,919,914


Consumer Staples - 6.7%

Ajinomoto Co., Inc. (Japan) 	  66,000 	796,577
British American Tobacco PLC
 (United Kingdom)* 		  53,400 	829,452
Cadbury Schweppes PLC
 (United Kingdom) 		 192,900      1,668,061
Delhaize Le Lion (Belgium) 	   8,900 	457,219
Diageo PLC (United Kingdom)* 	  83,646      1,130,697
Foster's Group, Ltd.
 (Australia)* 			 200,700 	662,858
Groupe Danone (France) 		   8,200 	717,468
Koninklijke Ahold N.V.
 (Netherlands)* 		 112,400        886,932
Nestle SA, Registered
 (Switzerland)* 		   3,700 	988,174
Nippon Meat Packers, Inc.
 (Japan)* 			  67,000 	827,563
Seven-Eleven Japan Co., Ltd.
 (Japan)* 			  39,000      1,281,043
Tesco PLC (United Kingdom) 	 772,700      3,746,818
Unilever PLC (United Kingdom)*   140,626      1,384,514
Yamazaki Baking Co., Ltd.
 (Japan)* 			  47,000 	463,253

 Total Consumer Staples 		     15,840,629


Energy - 9.0%

BP PLC (United Kingdom)* 	 479,200      4,238,123
China Petroleum and Chemical
 Corp., Class H (Hong Kong)*     924,000        341,082
EnCana Corp. (Canada) 		  38,634      1,660,333
Eni SpA (Italy) 		 143,400(2)   2,867,418
IHC Caland NV (Netherlands) 	   9,266 	431,845
Oao Gazprom-Sponsored ADR
 (Russia) 			  31,500(2)     901,845
Petroleo Brasileiro SA,
Sponsored ADR (Brazil) 		  39,000(2)     982,800
Repsol YPF, S.A. (Spain)* 	  81,900(2)   1,794,429
Royal Dutch Petroleum Co.
 (Netherlands)* 		  22,600      1,167,110
Saipem SpA (Italy) 		  51,200 	467,027
Statoil ASA (Norway) 		  60,500 	768,687
Talisman Energy, Inc. (Canada)   156,900      3,405,400
Total SA (France)* 		  10,988      2,107,203
YUKOS, ADR (Russia) 		   9,500(2)     302,100

 Total Energy 				     21,435,402


Financials - 20.3%

Aiful Corp. (Japan)* 		   2,850 	299,694
Assurances Generales de France
 (France)* 			  56,600(2)   3,451,344
Aviva PLC (United Kingdom)* 	 129,000      1,338,470
Bank of East Asia, Ltd.
 (Hong Kong)* 			 302,000 	867,458
Bank of Nova Scotia (Canada)      69,128(2)   1,846,851
BNP Paribas SA (France) 	  35,900(2)   2,220,594
Credit Suisse Group
 (Switzerland)* 		  49,700      1,775,230
Daiwa Securities Group, Inc.
 (Japan)* 			 104,000        754,596
DBS Group Holdings, Ltd.
 (Singapore)* 			 122,000      1,023,147
Depfa Bank PLC. (Ireland)*        58,000        846,209
Deutsche Boerse AG (Germany)* 	  21,636(2)   1,111,142
Hang Seng Bank Ltd. (Hong Kong)*  75,800        973,581
Hannover Rueckversicherungs
 AG (Germany) 			   1,500 	 50,627
Henderson Land Development
 Co., Ltd. (Hong Kong)* 	 144,000        623,458
Hong Kong Exchanges &
 Clearing Ltd. (Hong Kong)*   100,000           205,750





The accompanying notes are an integral part of these financial statements.

		Managers International Equity Fund
			June 30, 2004
		==================================



				   International Equity
				   ====================


Schedule of Portfolio Investments(continued)
--------------------------------------------





Security Description 		  Shares 	Value
-----------------------------------------------------

Japan Retail Fund
 Investment Corp. (Japan) 	      76   $	524,474
Kookmin Bank (South Korea)* 	  55,874      1,747,012
Manulife Financial Corp (Canada)  42,000      1,693,157
Mitsubishi Estate Co., Ltd.
 (Japan)* 			 156,000      1,950,350
Mitsubishi Tokyo Financial
 Group, Inc. (Japan) 		     219      2,045,284
Mitsui Fudosan Co., Ltd.
 (Japan)* 			 135,000      1,629,273
Nikko Cordial Corp. (Japan)*     122,000        597,521
Nomura Holdings, Inc. (Japan)    104,000      1,551,320
ORIX Corp. (Japan)* 		   9,000      1,036,248
Promise Co., Ltd. (Japan)* 	  31,500      2,112,634
Royal & Sun Alliance
 Insurance Group PLC
 (United Kingdom)* 		 954,300      1,435,040
Royal Bank of Scotland
 Group PLC (United Kingdom)*      23,400        677,245
SFCG Co Ltd (Japan) 		   6,010(2)   1,212,224
Shinhan Financial Group Co., Ltd.
 (South Korea)* 		  65,790        959,066
Shinsei Bank, Ltd. (Japan)*       81,000(2)     516,666
Societe Generale (France)* 	  26,300(2)   2,247,437
Standard Chartered, PLC.
 (United Kingdom)*                41,100        671,916
Sumitomo Mitsui Financial
 Group, Inc. (Japan)* 		     262      1,814,534
Sumitomo Realty &
 Development Co., Ltd. (Japan)*  279,000(2)   3,483,296
Sun Hung Kai Properties, Ltd.
 (Hong Kong)* 			  71,000        585,387
UFJ Holdings, Inc. (Japan)*          323      1,448,524
Willis Group Holdings, Ltd.
 (United Kingdom) 		  29,300(2)   1,097,285

 Total Financials 			     48,424,044


Health Care - 5.7%
Actelion, Ltd. (Switzerland)* 	   7,100 	817,275
Aventis SA (France) 		  30,900      2,341,153
Fresenius AG, Preferred
 (Germany)  			  29,300      2,221,815
GlaxoSmithKline PLC
 (United Kingdom)* 		 185,300      3,776,248
Novartis AG (Switzerland)* 	  29,149      1,294,211
Schering AG (Germany)* 		  14,279 	845,231
Serono SA (Switzerland) 	   2,290      1,445,334
Taisho Pharmaceutical Co., Ltd.
 (Japan)* 			  36,000 	801,122

 Total Health Care 			     13,542,389


Industrials - 8.6%

ABB Ltd. (Switzerland)* 	 154,500 	854,805
ACS, Actividades de
 Construccion y Servicios, SA
 (Spain) 			  90,810(2)   1,530,966
Autoroutes du sud de la France
 (France)* 			  29,468(2)   1,171,781
Dai Nippon Printing Co., Ltd.
 (Japan)* 			  42,000 	674,629
FANUC, Ltd. (Japan)* 		   7,300 	439,389
Goodwill Group, Inc., The (Japan)    287(2)     752,444
Heidelberger Druckmaschinen
 (Germany)* (a) 		  17,900(2)     595,340
Hutchison Whampoa, Ltd.
 (Hong Kong)* 			 163,000      1,118,932
ITOCHU Corp. (Japan)*            170,000 	768,044
MAN AG (Germany) 		  80,000      2,953,358
Mitsubishi Corp. (Japan)* 	 126,000      1,230,171
Mitsui & Co., Ltd. (Japan) 	 143,000      1,076,995
RT Group PLC (United Kingdom)    360,539 	 26,154
Secom Co., Ltd. (Japan) 	  29,000      1,239,105
Siemens AG (Germany) 		  11,000        797,816
Technip-Coflexip sp ADR (France)   4,800        652,842
Tostem Inax Holding Corp.
 (Japan)* 			  32,000 	691,388
Vinci SA (France)* 		  15,191(2)   1,536,065
West Japan Railway Co. (Japan)       250      1,010,313
Yamato Transport Co., Ltd.
 (Japan)* 			  75,000      1,229,801

 Total Industrials 			     20,350,338


Information Technology - 9.4%

Atos Origin SA (France)* 	  18,500      1,196,656
Canon, Inc. (Japan) 		  98,500      5,248,278
Compal Electronics, Inc.
 (Taiwan)* 			 278,138(2)   1,508,926
Ericsson LM, Class B (Sweden)* 1,236,700      3,697,812
Flextronics International, Ltd.
 (Singapore)* 			  64,500(2)   1,028,775
Fujitsu Ltd. (Japan)* 		  63,000 	448,303
Hitachi Ltd (Japan)* 		 124,000 	863,045
Nippon Electric Glass Co., Ltd.,
 (Japan) 			  72,000      1,518,664
Samsung Electronics Co Ltd.,
 (South Korea)* 		   6,900      2,867,508
SAP AG (Germany) 		   6,300      1,055,538
Taiwan Semiconductor
Manufacturing Co., Ltd.
 (Taiwan)* 			 106,672(2)     886,444
TietoEnator Oyj (Finland)	  16,600        505,335
Toshiba Corp. (Japan)* 		 179,000        726,585
United Internet Ag (Germany) 	  27,600 	776,670

 Total Information Technology                22,328,540


Materials - 14.9%

Alcan, Inc. (Canada) 		  38,504      1,585,248
Anglo American PLC
 (United Kingdom)* 		   3,900  	 80,386
Aracruz Celulose SA (Brazil) 	  32,600(2)   1,064,716
Arcelor (Luxembourg)* 		 199,500(2)   3,367,666
Barrick Gold Corp. (Canada) 	  29,400(2)     580,650
Bayer AG (Germany)* 		  45,296(2)   1,318,273
BOC Group PLC (United Kingdom)    58,978        988,866
Cemex SA de CV (Mexico) 	  30,718(2)     893,894
Cia de Minas Buenaventura
 SA (Peru) 			  61,700      1,363,570
DSM NV (Netherlands)* 		  30,700      1,509,817
GMK Norilsk Nickel, Sponsored
 ADR (Russia) 			   5,900        327,450





The accompanying notes are an integral part of these financial statements.

		Managers International Equity Fund
			June 30, 2004
		==================================



				   International Equity
				   ====================


Schedule of Portfolio Investments(continued)
--------------------------------------------





Security Description 		  Shares 	Value
-----------------------------------------------------


Gold Fields, Ltd.
 (South Africa)* 		 134,100 	1,408,567
Goldcorp, Inc. (Canada) 	  88,700 	1,030,065
Harmony Gold Mining Co., Ltd.
 (South Africa)* 		  97,800 	1,030,128
HeidelbergCement AG (Germany)*    25,312 	1,255,888
Impala Platinum Holdings, Ltd.
 (South Africa) 		  47,800(2)       906,025
JFE Holdings, Inc. (Japan)* 	  27,100 	  669,047
Meridian Gold, Inc. (Canada)* 	  62,100 	  799,438
Placer Dome, Inc. (Canada) 	  91,000 	1,520,343
POSCO (South Korea)* 		   9,800 	1,268,005
Rio Tinto PLC (United Kingdom)*   33,733  	  815,207
RMC Group, PLC (United Kingdom)*  40,600 	  448,989
Shin-Etsu Chemical Co., Ltd.
 (Japan)* 			  24,000 	  864,870
Sinopec Shangai Petrochemical
 Co., Ltd., Class H (China)*   1,936,000 	  646,480
Svenska Cellulosa AB (Sweden)*    71,300        2,718,807
Syngenta AG (Switzerland)* 	  47,540 	3,993,210
Umicore (Belgium) 		  18,400 	1,161,222
UPM-Kymmene Oyj (Finland) 	  28,200 	  536,426
Xstrata PLC (United Kingdom)* 	 103,090 	1,384,889

 Total Materials 			       35,538,142


Telecommunication Services - 3.5%

Bouygues (France) 		  49,000(2)     1,648,251
Deutsche Telekom AG (Germany)* 	  53,500 	  947,001
France Telecom SA (France)* 	  50,600 	1,328,422
Singapore Telecommunications
 Ltd. (Singapore)* 		 637,000 	  833,411
Sk Telecom Co., Ltd.
 (South Korea) 			   3,700 	  611,717
TDC A/S (Denmark)* 		  10,900 	  356,254
Vodafone Group PLC
(United Kingdom) 	       1,227,600 	2,699,193

Total Telecommunication Services 		8,424,249


Utilities - 1.9%

CLP Holdings Ltd. (Hong Kong)    288,000 	1,578,061
E.ON AG (Germany)* 		  11,900 	  862,227
Hong Kong & China Gas Co.,
 Ltd. (Hong Kong)* 		 625,000 	1,032,513
National Grid Transco PLC,
 (United Kingdom) 		 126,900 	  982,088

 Total Utilities 				4,454,889


Total Common Stocks
(cost $200,765,866) 			      235,258,535

Other Investment Companies - 17.4%
 Bank of New York Institutional
 Cash Reserves
 Fund, 1.24%(1,3) 	      36,935,336       36,935,336
JPMorgan Prime Money Market
 Fund, Institutional Class
 Shares, 1.03%(1)	       4,502,651 	4,502,651

Total Other Investment Companies
(cost $41,437,987) 			       41,437,987

Total Investments - 116.3%
(cost $242,203,853)			      276,696,521

Other Assets, less Liabilities - (16.3)%      (38,694,226)

Net Assets - 100.0% 			     $238,002,295





The accompanying notes are an integral part of these financial statements.

		Managers Emerging Markets Equity Fund
			June 30, 2004
		=====================================



				    Emerging Markets
				   =================


Schedule of Portfolio Investments(unaudited)
--------------------------------------------





Security Description 		  Shares 	Value
-----------------------------------------------------
Common Stocks - 98.3%
Consumer Discretionary - 12.1%

Consorcio ARA, S.A. de C.V.
 (Mexico)* 			 330,000 	949,970
Genting Berhad (Malaysia)* 	 189,600 	764,401
Grupo Televisa S. A. (Mexico)*    20,000(2)     905,400
Hankook Tire Co., Ltd.
 (South Korea)* 		 130,000      1,141,390
Hyundai Motor Co., Ltd.
 (South Korea)* 		  55,000      1,077,686

 Total Consumer Discretionary 		      4,838,847

Consumer Staples - 6.2%

Coca-Cola Femsa, S.A. de C.V.,
 Sponsored ADR (Mexico) 	  29,070(2)     645,063
IOI Corp., Berhad (Malaysia)* 	  416,000 	892,211
IOI Oleochemical Industries
 Berhad(Malaysia)* 		      416         1,018
Natura Cosmeticos SA (Brazil)       4,700        75,561
PT Hanjaya Mandala Sampoerna
 Tbk (Indonesia)* 		1,600,000 	871,192

 Total Consumer Staples 		      2,485,045


Energy - 6.6%

China Oilfield Services, Ltd.
 (China)* 		       3,700,000      1,058,810
LUKOIL Holdings, ADR (Russia)      6,700        704,840
Petroleo Brasileiro S.A.,
 Sponsored ADR (Brazil) 	  31,600(2)     887,012

 Total Energy 				      2,650,662


Financials - 18.1%
Fubon Financial Holding Co.,
 Ltd. (Taiwan)* 		 590,000 	516,408
Grupo Financiero Banorte S.A
 de C.V. (Mexico)* 		 206,000 	728,582
Kookmin Bank, Sponsored ADR
 (South Korea) 			  31,257        980,845
Sanlam, Ltd. (South Africa)* 	 820,000      1,164,534
Savings Bank of The Russian
 Federation (Russia) 		  18,000        702,684
SinoPac Holdings (Taiwan)*     1,840,000 	967,517
SM Prime Holdings, Inc.
 (Philippines)* 		     800 	     87
State Bank of India, GDR (India)  27,000(2)     505,821
Turkiye Is Bankasi (Isbank)
 (Turkey)* 		     250,000,000 	909,704
Uniao de Bancos Brasileiros
 SA (Brazil) 			  38,000 	751,260

 Total Financials 			      7,227,442


Health Care - 3.6%

Ranbaxy Laboratories, Ltd.,
 GDR (India) 			 24,560 	485,831
Richter Gedeon Rt (Hungary)       9,565         962,877

 Total Health Care 			      1,448,708


Industrials - 6.2%

Alfa, S.A. (Mexico)* 		233,000         781,852
Daelim Industrial Co., Ltd.
 (South Korea)* 		 26,500         835,280
Sime Darby Berhad (Malaysia)*   600,000         878,441

 Total Industrials 			      2,495,573


Information Technology - 9.4%

Hon Hai Precision Industry Co.,
 Ltd. (Taiwan)* 		219,000 	819,491
Mediatek, Inc. (Taiwan) 	 94,300 	755,919
Samsung Electronics Co.,
 Ltd., GDR, (South Korea) (a)* 	  6,670(2)    1,376,716
Taiwan Semiconductor
 Manufacturing Co., Ltd.
 (Taiwan)* 		   	    912 	  1,316
United Microelectronics Corp.
 (Taiwan)*		      1,100,000 	821,662

 Total Information Technology   	      3,775,104


Materials - 10.5%

Anglo American PLC
 (United Kingdom)* 		50,000 	      1,030,594
China Steel Corp. (Taiwan)*    720,000          683,303
Formosa Chemicals & Fibre Corp.
 (Taiwan)* 		       620,000 		972,012
Hindalco Ind., Ltd.,
 Sponsored GDR, (India) (a)*    31,500(2)       683,783
Siam Cement Public Co., Ltd.,
 The (Thailand)* 	       135,000 		810,338

 Total Materials 			      4,180,030


Telecommunication Services - 25.6%

Advanced Information Services
 PCL (Thailand)* 	       350,000 		762,745
Cesky Telecom a.s.
 (Czech Republic)* 		63,300 		777,826
China Mobile Ltd. (Hong Kong)  326,000 		989,242
China Telecom Corp., Ltd.,
 Class H (China)* 	     3,204,000 	      1,126,211
Compania Anonima Nacional
 Telefonos de Venezuela ADR     43,200          870,480
Maxis Communications
 Berhad (Malaysia) 	       370,000 	        858,370
PT Telekomunikasi Indonesia
 (Indonesia)* 		     1,000,000 		785,535
SK Telecom Co., Ltd.,
 Sponsored ADR (South Korea)    29,000(2)       608,710
Telecom Argentina Stet France
Telecom S.A., Sponsored ADR 	84,000 		759,360
Telekomunikacja Polska S.A.,
 Sponsored GDR, (Poland)       208,000 		860,787
Turkcell Iletisim Hizmetleri
 A.S. (Turkey) 		    85,000,000        1,051,516
Vimpel Communication Adr
 (Russia)* 			 8,400(2)       810,180

 Total Telecommunication Services 	     10,260,962






The accompanying notes are an integral part of these financial statements.

		Managers Emerging Markets Equity Fund
			June 30, 2004
		=====================================



				    Emerging Markets
				   =================


Schedule of Portfolio Investments(continued)
--------------------------------------------





Security Description 		  Shares 	Value
-----------------------------------------------------
Total Common Stocks
(cost $35,520,015) 				$39,362,373

Other Investment Companies - 13.0%
Bank of New York Institutional
 Cash Reserves Fund, 1.24%(1,3)	 5,073,145 	  5,073,145
JPMorgan Prime Money Market Fund,
 Institutional Class
 Shares, 1.03%(1) 		   116,756 	    116,756

Total Other Investment Companies
(cost $5,189,901) 				  5,189,901

Total Investments - 111.3%
(cost $40,709,916) 				 44,552,274

Other Assets, less Liabilities - (11.3)% 	 (4,533,327)

Net Assets - 100.0% 				$40,018,947




The accompanying notes are an integral part of these financial statements.

		    Managers Bond Fund
			June 30, 2004
		   ===================



				    Bond
				   =====


Schedule of Portfolio Investments(unaudited)
--------------------------------------------





Security Description 		  	Principal
					  Amount	Value
-------------------------------------------------------------

Corporate Bonds - 45.8%

Asset-Backed Security - 2.9%

Bank of America-First
 Union National Bank Commercial
 Mortgage, Series 2001-3,
 Class A2, 5.464%, 04/11/37 		$ 1,500,000 	$ 1,546,673
Community Program Loan Trust,
 Series 87-A, Class A4,
 4.500%, 10/01/18 		   	    261,349 	    260,930
Community Program Loan Trust,
 Series 87-A, Class A5,
 4.500%, 04/01/29 		  	  3,225,000 	  2,831,623
Continental Airlines, Inc.,
 6.648%, 09/15/17 		          1,660,894       1,550,180

 Total Asset-Backed Security 			  	  6,189,406


Convertible Bonds - 2.3%

Devon Energy Corp.,
 4.900%, 08/15/08 		 	  1,250,000 	  1,293,750
Devon Energy Corp.,
 4.950%, 08/15/08 		 	  1,692,000 	  1,751,220
Loews Corp., 3.125%, 09/15/07   	  1,920,000       1,836,000

 Total Convertible Bonds 			          4,880,970


Finance - 12.2%

AON Corp. 7.375%, 12/14/12 	   	   600,000 	    667,357
ASIF Global Financial,
 2.380%, 02/26/09 (a) 		SGD 	 5,800,000 	  3,309,137
Cerro Negro Finance Ltd.,
 7.900%, 12/01/20 (a) 		   	   500,000(2)       447,500
EOP Operating LP, 6.750%, 02/15/12         500,000 	    536,863
First Industrial L.P.,
 7.600%, 07/15/28 			 1,750,000 	  1,823,075
First Industrial L.P.,
 Medium Term, 7.500%, 12/01/17   	 1,145,000 	  1,249,022
Ford Motor Credit Co., 7.250%,
 02/22/05			GBP 	   650,000 	  1,188,205
GMAC, 5.125%, 05/09/08 		   	   500,000(2)       501,848
GMAC, 6.125%, 01/22/08           	 2,000,000        2,091,944
GMAC, 6.875%, 09/15/11             	   250,000          256,324
GMAC, 7.000%, 12/07/05 		GBP        250,000          460,992
GMAC, 7.500%, 12/01/06 		NZD      1,000,000          631,874
GMAC International Finance BV,
 8.000%, 03/14/07 		NZD        950,000          606,314
Highwoods Properties, Inc.,
 7.500%, 04/15/18 		 	 2,250,000        2,294,696
Inter-American Development Bank,
 0.000%, 05/11/094 		BRL 	 6,500,000 	    874,152
International Bank for
 Reconstruction & Development,
 0.000%, 08/20/074 		NZD 	 4,800,000 	  2,486,296
KeyCorp Capital II,
 6.875%, 03/17/29 		   	  500,000(2)        509,575
Loews Corp., 7.000%, 10/15/23 	   	  150,000 	    148,809
New Plan Excel Realty Trust,
 5.875%, 06/15/07 		 	1,250,000 	  1,320,954
NiSource Finance Corp., 6.150%,
 03/01/13 			 	1,250,000(2)      1,295,079
PDVSA Finance Ltd., Series 98-1,
 7.400%, 08/15/16 		   	  300,000 	    288,750
PDVSA Finance Ltd., Series 98-1,
 7.500%, 11/15/28 		        1,000,000(2)        910,000
Provident Co., Inc., 7.250%,
 03/15/28 			   	  250,000(2)        233,579
Spieker Properties, Inc.,
 7.350%,12/01/17 		   	  250,000 	    276,729
UnumProvident Corp., 6.750%,
 12/15/28 			 	1,000,000 	    899,650
UnumProvident Corp., 7.375%,
 06/15/32 		             	  450,000 	    420,750

 Total Finance 				 	 	 25,729,474


Industrials - 25.9%

Abitibi-Consolidated, Inc.,
 7.500%, 04/01/28 		  	 500,000(2)         430,898
Altria Group, Inc., 7.000%,
 11/04/13 1,			  	 500,000 	  1,527,484
America Movil S.A de C.V.,
 4.125%, 03/01/09 (a) 		       3,000,000(2)       2,817,687
American Airlines, Inc., Series
 01-2, 6.978%, 04/01/11 	       2,184,993 	  2,158,066
American Airlines, Inc.,
 8.608%, 04/01/11 		  	 125,000 	    113,679
American President, Ltd.,
 8.000%, 01/15/24 		         250,000 	    237,813
Arrow Electronics, Inc., 6.875%,
 07/01/13 			  	 500,000(2)         522,280
Bausch & Lomb, Inc., 7.125%,
 08/01/28 			  	 500,000 	    500,592
Boise Cascade Co., 7.450%,
 08/10/11 			         250,000 	    254,375
Bowater, Inc., 6.500%, 06/15/13   	 500,000(2)         470,385






The accompanying notes are an integral part of these financial statements.

		    Managers Bond Fund
			June 30, 2004
		   ===================



				    Bond
				   =====


Schedule of Portfolio Investments(continued)
--------------------------------------------




Security Description 		  	Principal
					  Amount	Value
-------------------------------------------------------------




Cia Brasileira Bebidas,
 8.750, 09/15/13 (a) 			$ 3,795,000(2) $ 4,003,725
Clear Channel Communications,
 4.250%, 05/15/09 		  	  1,500,000      1,463,978
Clear Channel Communications,
 5.750%, 01/15/13 		    	    500,000(2)     502,766
Continental Airlines, Inc.,
 Series 991A, 6.545%, 02/02/19    	  4,389,804(2)   4,107,676
Continental Airlines, Inc.,
 Series 01-1, 6.703%, 06/15/21 `    	    433,876        404,616
Continental Airlines, Inc.,
 6.795%, 08/02/20 		     	     85,195         66,620
Continental Airlines, Inc.,
 Series 99-2, 7.256%, 03/15/20     	    394,892(2)     384,713
Dell Computer Corp.,
 7.100%, 04/15/28 		   	    850,000        948,937
Delphi Corp., 7.125%, 05/01/29 	  	  1,950,000(2)   1,932,914
Delta Airlines, 8.300%, 12/15/29    	    500,000(2)     207,500
Dillards, Inc., 7.000%, 12/01/28    	    225,000(2)     205,875
Foot Locker, Inc., 8.500%, 01/15/22 	    570,000        602,775
Ford Motor Co., 6.375%, 02/01/29  	  2,500,000(2) 	 2,112,780
General Motors Corp.,
 6.750%, 05/01/28 		    	    500,000        459,101
Georgia-Pacific Corp.,
 7.250%, 06/01/28 		            500,000        460,000
Georgia-Pacific Corp.,
 7.750%, 11/15/29 		            925,000 	   888,000
HCA, Inc., 5.750, 03/15/14 	  	  2,500,000(2)   2,376,755
HCA, Inc., 6.250%, 02/15/13 	  	  1,940,000      1,928,391
HCA, Inc., 7.050%, 12/01/27 	  	  1,600,000      1,465,262
HCA, Inc., 7.580%, 09/15/25 	    	    125,000 	   122,530
Health Care Property, Inc.,
 6.000%, 03/01/15 		  	  1,500,000      1,506,107
Hutchison Whampoa
 International, LTD, 5.450%,
 11/24/10 (a) 			  	  2,225,000      2,183,904
International Telecom
 Satellite, 7.625%, 04/15/12 	  	  1,000,000        947,471
Kellwood Co., 7.625%, 10/15/17      	    250,000        265,464
Lowe's Co., Inc., 6.875%, 02/15/28  	    500,000        546,854
Macmillan Bloedel Ltd.,
 7.700%, 02/15/26 		  	  1,350,000      1,476,024
Motorola, Inc., 5.800%, 10/15/08    	   250,000(2)      260,922
Motorola, Inc., 7.625%, 11/15/10    	   375,000(2)      422,197
Motorola, Inc., 8.000%, 11/01/11  	 1,075,000(2)    1,238,025
Penney (JC), Co., 7.125%, 11/15/23   	    33,000(2)       33,825
Pf Export Rec Master Trust,
 6.436%, 06/01/15 (a)               	   898,182         885,706
Pulte Homes, Inc., 7.625%, 10/15/17 	   500,000 	   549,523
Raytheon Co., 6.400%, 12/15/18             400,000         416,537
Raytheon Co., 7.000%, 11/01/28    	 1,500,000    	 1,598,479
Raytheon Co., 7.200%, 08/15/27     	   800,000(2)      870,574
Samsung Electronics Co., Ltd.,
 7.700%, 10/01/27 (a) 	 	         1,800,000       1,938,103
Schering-Plough Corp.,
 5.300%, 12/01/13 		  	 1,500,000       1,473,053
Sprint Capital Corp., 6.875%,
 11/15/28 			         2,300,000       2,210,868
Sprint Capital Corp., 6.900%,
 05/01/19 			    	   500,000         502,978
Teck Cominco Ltd., 7.000%,
 09/15/12 			         1,000,000   	 1,069,390
Telekom Malaysia Berhad, 7.875%,
 08/01/25 (a) 			    	   250,000(2)      270,591
Weyerhaeuser Co., 6.950%, 10/01/27  	   250,000         257,798

 Total Industrials 			      		54,602,566


Utility - 2.5%

Constellation Energy Group Inc.,
 4.550%, 06/15/15 		         1,675,000(2)    1,492,420
El Paso Corp., 6.750%, 05/15/09    	   250,000(2)      226,250
El Paso Corp., 6.950%, 06/01/28     	   300,000 	   222,000
El Paso Corp., 7.000%. 05/15/11     	   500,000(2)      437,500
Global Marine, Inc.,
 7.000%, 06/01/28 		    	   250,000         267,896
KN Capital Trust III, 7.630%,
 04/15/28 			           250,000         264,651
MidAmerican Energy Holdings,
 5.875%, 10/01/12 		    	   750,000         761,556
Southern Natural Gas Co.,
 7.350%, 02/15/31 		         1,000,000(2)      895,000
Tennessee Gas Pipeline
 Co., 7.500%, 04/01/17 		    	   250,000(2)      243,750




The accompanying notes are an integral part of these financial statements.

		    Managers Bond Fund
			June 30, 2004
		   ===================



				    Bond
				   =====


Schedule of Portfolio Investments(continued)
--------------------------------------------






Security Description 		  	Principal
					  Amount	Value
-------------------------------------------------------------


Transocean, Inc., 7.375%,
 04/15/18 			  	500,000  $	563,682

 Total Utility 				     	      5,374,705


Total Corporate Bonds
(cost $93,996,876) 			     	     96,777,121

Foreign Corporate Obligations - 3.0%

Empresa Nacional de
 Electricidad SA, 8.625%,
 08/01/15 			 	300,000 	323,483
Empresa Nacional de
 Electricidad, Yankee, 7.875%,
 02/01/27 		      	      2,900,000       2,715,212
Enersis SA, Yankee, 7.400%,
 12/01/16 			 	225,000 	216,748
Petroleos Mexicanos, 8.625%,
 12/01/23 (a) 			 	950,000 	978,500
Tenaga Nasional Berhad, 7.500%,
 11/01/25 (a) 		       	      2,000,000       2,017,970

 Total Foreign Corporate Obligations
 (cost $5,722,434) 			      	      6,251,913

Foreign Government and Agency Obligations - 4.9%


British Columbia, Province of,
 5.250%, 12/01/06 		CAD 2,160,000 	      1,671,565
British Columbia, Province of,
 6.000%, 06/09/08 		CAD   560,000 		444,316
Canadian Government, 4.500%,
 09/01/07 			CAD   665,000 		506,084
Kommunekredit, 5.000%,
 06/07/06 			NOK 1,600,000 		238,782
Mexico Government, 7.500%,
 01/14/12 			    1,250,000 	      1,346,875
New Zealand Government,
 6.000%, 11/15/11 		NZD   500,000 		312,038
Ontario Province, 5.900%,
 03/08/06 			CAD   585,000 		455,067
Province of Alberta, Series CS,
 Sinking Fund, 5.930%, 09/16/16 CAD   213,300 		168,648
Province of Manitoba, 5.750%,
 06/02/08 			CAD 3,000,000 	      2,359,836
Province of Manitoba, 6.500%,
 09/22/17 			CAD 1,800,000 	      1,477,416
Republic of South Africa,
 Yankee, 8.500%, 06/23/17 	    1,175,000 	      1,330,687

 Total Foreign Government and
 Agency Obligations (cost $9,841,410) 		     10,311,314

U.S. Government and Agency Obligations - 38.7%

U.S. Government Agency Obligations- 20.9%

FHLMC, 2.875%, 09/01/05 	    3,500,000(2)      3,518,988
FHLMC, 3.220%, 06/20/07 	SGD   500,000           299,866
FHLMC, Gold, 5.000%, 12/01/31 	      318,306 		308,253
FHLMC, 5.250%, 01/01/06 	    3,300,000 	      3,423,212
FHLMC, 5.500%, 09/15/11 	    5,090,000 	      5,305,770
FHLMC, 6.000%, 11/15/28 	      171,081 		171,361
FNMA, 2.290%, 02/19/09 		SGD 3,800,000 	      2,161,141
FNMA, 2.375%, 02/15/07	 	    7,000,000(2)      6,813,758
FNMA, 3.250%, 01/15/08              3,000,000(2)      2,948,292
FNMA, 4.000%, 10/01/18             13,068,575 	     12,478,157
FNMA, 5.000%, 01/15/07 		    3,200,000 	      3,326,515
FNMA, 5.250%,04/15/07 		    3,200,000(2)      3,347,834
FNMA, 6.000%, 07/01/29 		       45,082 		 46,252

 Total U.S. Government Agency Obligations 	     44,149,399


U.S. Treasury Notes- 17.8%

USTN, 1.625%, 09/30/05 		   3,500,000(2)       3,474,023
USTN, 1.625%, 10/31/05 		   7,000,000(2)       6,937,658
USTN, 1.625%, 02/28/06 		  12,000,000(2)      11,824,224
USTN, 1.875%, 12/31/05            11,000,000(2)      10,908,480
USTN, 2.375%, 08/15/06               985,000(2)         976,573
USTN, 3.500%, 11/15/06             3,400,000(2)       3,443,962

 Total U.S. Treasury Notes 			     37,564,920

Total U.S. Government and Agency Obligations
(cost $82,897,777)                                   81,714,319





The accompanying notes are an integral part of these financial statements.

		    Managers Bond Fund
			June 30, 2004
		   ===================



				    Bond
				   =====


Schedule of Portfolio Investments(continued)
--------------------------------------------






Security Description 		  	Principal
					  Amount	Value
-------------------------------------------------------------

Preferred Stock - 0.8%

Entergy Louisiana, Inc., 4.440% 	  226 	   $	14,944
Entergy New Orleans, Inc., 4.750% 	  482 		33,710
Entergy New Orleans, Inc., 5.560% 	  100 		 8,188
Newell Financial Trust I, 5.250%       32,000 (2)    1,440,000
Union Electric Co., 3.500% 		  350 		20,650
Wisconsin Electric Power Co., 3.600% 	3,946 	       237,870

Total Preferred Stock (cost $1,649,983) 	     1,755,362

Short-Term Investments - 33.5%

Other Investment Companies - 30.1%

Bank of New York Institutional Cash
 Reserves Fund, 1.25%(1,3) 	   51,924,719 	    51,924,719
JPMorgan Prime Money Market Fund,
 Institutional Class
 Shares, 1.03%(1) 		   11,680,311 	    11,680,311

Total Other Investment Companies 		    63,605,030

Other Short-Term Investments - 3.4%
 Due 12/31/05 to 11/15/06,
 1.63% to 3.50%3 		   7,200,076 	     7,200,076
Total Short-Term Investments
 (cost $70,805,106) 			            70,805,106

Total Investments - 126.7%
 (cost $264,913,586) 			           267,615,135

Other Assets, less Liabilities - (26.7)% 	   (56,364,776)

Net Assets - 100.0% 				  $211,250,359




The accompanying notes are an integral part of these financial statements.

	   	 Managers Global Bond Fund
			June 30, 2004
		 =========================



				    Global Bond
				    ===========


Schedule of Portfolio Investments (unaudited)
---------------------------------------------






Security Description 		  	Principal
					  Amount	Value
-------------------------------------------------------------

Foreign Government and Agency Obligations - 44.7%

Foreign Government - 44.7%

Belgium Government Bond,
 3.750%, 03/28/09 		EUR 	760,000       $	930,645
Brazil, Republic of, 8.000%,
 04/15/14 			USD 	 87,958 	 80,262
Brazil, Republic of, 8.250,
 01/20/34 			USD 	290,000(2)      219,385
Bundes Immobil, 4.625%,
 09/27/12 			EUR 	525,000 	648,513
Canada Government, 0.700%,
 03/20/06 			JPY  19,000,000 	175,488
Colombia, Republic of, 8.125,
 05/21/24 			USD 	140,000(2)      113,400
European Investment Bank,
 0.875%, 11/08/04 		JPY  47,000,000 	431,977
Irish Government, 4.600%,
 04/18/16 			EUR     540,000 	665,291
Kingdom of Denmark, 4.000%,
 08/15/08 			DKK   1,465,000 	243,517
Kingdom of Norway, 5.500%,
 05/15/2009 			NOK     930,000         143,183
Kingdom of Norway, 6.750%,
 01/15/07 			NOK     840,000 	131,753
Kingdom of Spain, 4.750%,
 03/14/05 			JPY  40,000,000 	378,775
Netherlands Government SA,
 5.500%, 01/15/28 		EUR     465,000 	612,661
New Zealand Government,
 6.000%, 11/15/11 		NZD 	 85,000 	 53,046
Ontario Province, 5.700%,
 12/01/08 			CAD 	555,000 	435,059
Queensland Treasury Corp.,
 8.000%, 09/14/07 		AUD   1,330,000 	989,307
Republic of Austria, 4.500%,
 09/28/05 			JPY  20,000,000 	193,113
Republic of Austria, 4.750%,
 12/20/04 			JPY  34,000,000 	318,578
Republic of Austria, 5.500%,
 03/03/05 			CHF     215,000 	176,930
Republic of Austria, 6.000%,
 02/14/07 			HUF   7,000,000          31,227
Republic of Italy, .375%,
 10/10/06 			JPY 116,000,000       1,062,924
Republic of Italy, 5.000%,
 12/15/04 			JPY  41,000,000 	384,053
Republic of Panama, 8.125%,
 04/28/34 			USD      50,000(2)       45,000
Republic of Peru, 8.750%,
 11/21/33 			USD      50,000 	 43,900
Republic of South Africa,
 5.250%, 05/16/13 		EUR     350,000 	414,223
Republic of South Africa,
 Yankee, 8.500%, 06/23/17 	USD     200,000 	226,500
Republic of Turkey, 9.500%,
 01/15/14 			USD 	 40,000 	 40,300
Saskatchewan Province,
 5.750%, 03/05/29 		CAD     155,000 	114,768
Singapore Government, 3.625%,
 07/01/11 			SGD 	660,000  	396,476
Singapore, Government of,
 2.250%, 07/01/13 		SGD   1,000,000 	524,646
Spain, Government of, 3.600%,
 01/31/09 			EUR     920,000       1,119,485
Swedish Government, 5.250%,
 03/15/11 			SEK   3,450,000 	480,842
Swedish Government, 6.500%,
 05/05/08 			SEK   2,855,000 	414,779
U.K. Treasury, 5.000%,
 03/07/12 			GBP     355,000 	639,286
U.K. Treasury, 6.250%,
 11/25/10 			GBP     335,000 	646,313
United Mexican States,
 5.375%, 06/10/13 		EUR     250,000 	294,931
United Mexican States,
 6.750%, 06/06/06 		JPY  18,000,000 	183,868

 Total Foreign Government and
  Agency Obligations (cost $13,699,493) 	     14,004,404

Corporate Bonds - 44.6%
Convertible Bonds - 0.5%

Corning, Inc., 3.500%,
 11/01/08 			USD      45,000(2)      63,338
Nextel Communications Inc.,
 5.250%, 01/15/10 		USD 	 70,000(2)      68,075
Samsung Electronics Co., Ltd.,
 7.700%, 10/01/27 (a) 		USD 	 25,000 	26,918

 Total Convertible Bonds 			       158,331

Finance - 25.0%
Arcel Finance Ltd., 7.048%, 09/01/11
 (a) 				USD     105,000        103,950
Bangkok Bank Public Co.,
 Hong Kong, 9.025%,
 03/15/29 (a) USD 			140,000        145,669
Bank of America Corporation, 4.625,
 02/18/14 EUR 90,000 108,372
Capital One Financial Corp.,
 6.250%, 11/15/13 	        USD 	125,000        126,342
Depfa ACS Bank, 3.250%,
 04/15/08 			EUR     900,000      1,084,527





The accompanying notes are an integral part of these financial statements.

	   	 Managers Global Bond Fund
			June 30, 2004
		 =========================



				    Global Bond
				    ===========


Schedule of Portfolio Investments (continued)
---------------------------------------------






Security Description 		  	Principal
					  Amount	Value
-------------------------------------------------------------
Finance(continued)
DEPFA Deutsche Pfandbriefbank
 AG, 5.000%, 02/03/05 		EUR 	845,000     $ 1,044,466
Eksportfinans ASA, 2.500%,
 12/28/05 			CHF 	145,000 	117,572
First Citizens St. Lucia,
 5.125%, 02/14/11 		USD 	175,000 	170,837
Ford Credit Canada, 7.163%,
 04/23/07 			CAD 	150,000 	117,753
Ford Motor Credit Co.,
 7.250%, 02/22/05 		GBP     100,000 	182,801
GMAC, 7.000%, 12/07/05 		GBP 	 90,000 	165,957
GMAC International Finance
 BV, 8.000%, 03/14/07 		NZD 	400,000 	255,290
Hilton Group Finance Plc.,
 6.500%, 07/17/09 		EUR 	105,000 	139,629
Household Finance Corp., 5.125%,
 06/24/09 			EUR 	225,000 	286,931
Household Financial Corp.,
 Ltd., 4.500%, 07/02/08 	CAD     100,000 	 74,684
Istar Financial, Inc., 4.875%,
 01/15/09 			USD 	 75,000 	 72,622
KFW International Finance, Inc.,
 1.000%, 12/20/04 		JPY  97,000,000 	892,580
MBNA Europe Funding, PLC.,
 6.500%, 03/27/07	        EUR 	 50,000 	 65,419
Morgan Stanley Co., Series
 EMTN, 5.375%, 11/14/13 	GBP 	120,000 	209,194
Muenchener Hypothekenbank eG,
 5.000%, 01/16/12 		EUR     360,000 	461,106
National Rural Utilities
 Cooperative Finance Corp.,
 4.125%, 02/24/06 		EUR     250,000 	308,776
NGG Finance, PLC., 6.125%,
 08/23/11 			EUR 	 75,000 	 99,492
Nordic Investment Bank, 5.250%,
 04/20/06 			SEK   2,000,000 	273,943
Olivetti Finance, 6.875%,
 01/24/13 			EUR 	105,000 	143,550
Permanent Financing PLC, 5.100%,
 06/11/07 			EUR 	275,000 	350,136
The International Bank for
 Reconstruction and Development,
 4.750%, 12/20/04 		JPY  59,000,000 	552,745
Volkswagen International Finance,
 4.875%, 05/22/13 		EUR     250,000 	298,994

 Total Finance 					      7,853,337

Industrials - 17.0%

AGCO Corp., 6.875%, 04/15/14 	EUR 	120,000 	139,063
Alcan, Inc., 5.500%, 05/02/06 	EUR 	140,000 	177,504
Allied Waste North America,
 6.500%, 11/15/10 (a) 		USD 	55,000(2)	 54,450
Allied Waste North America, 8.500%,
 12/01/08 			USD 	50,000(2)	 54,688
America Movil S.A de C.V., 4.125%,
 03/01/09 (a) 			USD 	35,000(2)	 32,873
American Standard, Inc., 7.125%,
 06/01/06 			EUR 	75,000 		 96,268
American Standard, Inc.,
 8.250%, 06/01/09 		GBP 	50,000 		 95,209
ASIF Global, 2.380%,
 02/26/09 (a) 			SGD    500,000 		285,270
Bavaria S.A., 8.875%,
 11/01/10 (a) 			USD 	60,000 		 61,800
Bowater, Inc., 6.500%, 06/15/13 USD    145,000(2)       136,412
Canadian Pacific Railway, Ltd.,
 4.900%, 06/15/10 (a) 		CAD 	50,000 		 36,885
Celestica, Inc., 7.875%,
 07/01/11 			USD    100,000 		102,000
Chesapeake Energy Corp.,
 6.875%, 01/15/16 		USD    125,000 		121,875
CITGO Petroleum Corp.,
 11.375%, 02/01/11 		USD 	90,000 		104,400
Corning Inc., 6.750%, 09/15/13 	USD    125,000 		124,418
Dana Corp., 9.000%, 08/15/11 	EUR    100,000 		142,956
Deutsche Telekom,
 5.250, 05/20/08 		EUR    100,000 		127,377
Diageo Capital Beverages,
 3.875%, 01/06/09 		EUR    130,000 		157,550
Falconbridge Ltd., 7.350%,
 06/05/12 			USD    150,000 		155,742
Flextronics International, Ltd.,
 9.750%, 07/01/10 		EUR 	50,000 		 65,699
General Motors Corp., 8.250%,
 07/15/23 			USD    115,000 		120,434
Gruma SA de CV, 7.625%,
 10/15/07 			USD    150,000(2)	161,250
Hasbro, Inc., 6.600%,
 07/15/28 			USD    140,000 		135,450
HCA, Inc., 5.250%, 11/06/08 	USD    150,000 		149,072
HCA, Inc., 7.500%, 11/06/33 	USD    150,000 		147,705
HeidelbergCement AG, 4.750%,
 04/09/09 			EUR     50,000 		 60,072
Hutchison Wham International,
 Ltd., 7.450%, 11/24/33 (a) 	USD    110,000(2) 	105,279
IMC Global, Inc., 10.875%,
 06/01/08 			USD 	45,000 		 52,313





The accompanying notes are an integral part of these financial statements.

	   	 Managers Global Bond Fund
			June 30, 2004
		 =========================



				    Global Bond
				    ===========


Schedule of Portfolio Investments (continued)
---------------------------------------------






Security Description 		  	Principal
					  Amount	Value
-------------------------------------------------------------
Industrials(continued)
Imperial Chem., PLC.,
 9.750%, 04/15/05 		GBP 	90,000 	     $	168,250
McDonald's Corp., 3.628%,
 10/10/10 			SGD    250,000 		145,775
News America Holdings,
 8.625%, 02/07/14 		AUD    350,000          254,952
Overseas Shipholding Group,
 7.500, 02/15/24 		USD     85,000 		 78,625
Pearson PLC, 6.125%, 02/01/07   EUR     35,000 		 45,364
Philippine Long Distance
 Telephone, 11.375%, 05/15/12 	USD 	50,000 		 55,250
Phillips Van-Heusen, 7.250,
 02/15/11 (a) 			USD 	70,000 		 70,350
Premcor Refining Group, 7.500%,
 06/15/15 			USD 	75,000 		 77,813
Repsol International Finance,
 5.750%, 12/04/06 		EUR    100,000 		128,253
Service Corp. International,
 6.500%, 03/15/08 		USD 	70,000 		 70,000
Shaw Communications, Inc.,
 7.500%, 11/20/13 		CAD    175,000 		131,321
Sing Telecommunications,
 6.000%, 11/21/11 		EUR     50,000 		 66,237
Stena AB, 7.500%, 11/01/13 	USD 	75,000 		 74,156
Teck Cominco Ltd., 7.000%,
 09/15/12 			USD    100,000 		106,939
Telefonica Europe, BV, 5.125%,
 02/14/13 			EUR     50,000 		 62,423
Telekom Malaysia Berhad, 7.875%,
 08/01/25 (a) 			USD     70,000(2)	 75,766
Vale Overseas, Ltd., 8.250,
 01/17/34 			USD 	50,000 		 43,500
Volvo Treasury AB, 6.000,
 02/09/07 			EUR 	35,000 		 45,306
WPP Group, PLC., 6.000%,
 06/18/08 			EUR    250,000 		326,129
XTO Energy, Inc., 6.250%,
 04/15/13 			USD 	85,000 		 88,422

 Total Industrials 				      5,318,845


Utility - 2.1%

Enersis SA, Yankee, 7.400%,
 12/01/16 			USD    155,000 		149,315
Petroleos Mexicanos, 9.500%,
 09/15/27 			USD    325,000 		364,000
Pioneer Natural Resources Co. 	USD 	65,000 		 69,078
Tenaga Nasional Berhad, 7.500%,
 11/01/25 (a) 			USD 	70,000 		 70,629

 Total Utility 						653,022

Total Corporate Bonds
(cost $13,122,985) 				     13,983,535
U.S. Government and Agency Obligations - 5.5%

U.S. Government Agency Obligations- 3.1%
FNMA, 1.750%,
 03/26/08 			JPY80,000,000 		764,295
FNMA, 2.290%, 02/19/09 		SGD   400,000 		227,489
Total U.S. Government
 Agency Obligations 					991,783

U.S. Treasury Notes - 2.4%
USTN, 3.500%, 11/15/06 		USD   735,000(2)        744,504
 Total U.S. Government and
  Agency Obligations (cost $1,729,595) 		      1,736,287

Other Investment Companies - 7.8%
                                     SHARES
Bank of New York Institutional      ---------
 Cash Reserves Fund, 1.24%(1,3)     1,727,390 	      1,727,390
JPMorgan Prime Money
 Market Fund, Institutional
 Class Shares, 1.03%(1)		      700,811 		700,811

Total Other Investment Companies
 (cost $2,428,201)                                    2,428,201

Total Investments - 102.6%
 (cost $30,980,274) 				     32,152,427

Other Assets, less Liabilities - (2.6)% 	       (810,589)

Net Assets - 100.0% 				    $31,341,838






The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)
-------------------------------------------------------

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Invest-ments previously presented in this report.

At June 30, 2004, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:




Fund 			Cost 		Appreciation	Depreciation 	Net
----			----		------------	-------------	---

Value 			$ 133,158,575 	$ 18,818,567 	$ (921,184) 	$ 17,897,383
Capital Appreciation 	  118,020,552 	  14,302,160 	(1,330,847) 	  12,971,313
Small Company 		   21,372,533 	   6,115,312 	  (349,616) 	   5,765,695
Special Equity 		3,725,515,375 	 827,898,325  (118,262,560) 	 709,635,765
International Equity 	  242,203,853 	  40,488,759    (5,996,091)       34,492,668
Emerging Markets 	   40,709,916      5,328,310    (1,485,952) 	   3,842,358
Bond 			  264,913,586      6,083,856 	(3,382,307) 	   2,701,549
Global Bond 		   30,980,274 	   1,414,332      (242,179) 	   1,172,153





* Non-income-producing security

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transac-tions exempt from registration, normally to qualified buyers. At June 30, 2004, the value of these securities amounted to the following:




Fund 			Market Value 		% of Net Assets
----			------------		---------------
International Equity 	$   595,340 		0.3%
Emerging Markets 	  2,060,499 		5.1%
Bond 			 18,852,823 		8.9%
Global Bond 		  1,069,838 		3.4%



(1)Yield shown for each investment company represents its June 30, 2004, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

(2)Some or all of these shares were out on loan to various brokers as of June 30, 2004, amounting to:




Fund Market 		Value 			% of Net Assets
-----------		-----			---------------

Value 			$ 32,211,567 		28.7%
Capital Appreciation 	  29,034,381 		28.4%
Small Company 		   4,929,686 		22.6%
Special Equity 		 962,390,779 		27.8%
International Equity 	  36,943,421 		15.5%
Emerging Markets 	   5,080,456 		12.7%
Bond 			  58,975,100 		27.9%
Global Bond 		   1,727,890 		 5.5%



(3)Collateral received from brokers for securities lending was invested in these short-term investments.

(4)Zero coupon security.

(5)Affiliated Company - See Note 10 in the Notes to Financial Statements.


Investments Definitions and Abbreviations:
------------------------------------------
ADR/GDR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global
Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada.
Sponsored ADR/GDRs are initiated by the underlying foreign company.



FHLMC: Federal Home Loan Mortgage Corp. 	USTB: United States Treasury Bond

FNMA: Federal National Mortgage Association 	USTN: United States Treasury Note

GNMA: Government National Mortgage Association 	GMAC: General Motors Acceptance Corp.




Registered shares: A security whose owner has been recorded with its issuer or issuer's registrar.

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar (USD):

AUD: Australian Dollar 			SEK: Swedish Krona
CAD: Canadian Dollar 			SGD: Singapore Dollar
DKK: Danish Krone 			NZD: New Zealand Dollar
EUR: euro 				NOK: Norwegian Krone
GBP: British Pound			ZAR: South African Rand
HUF: Hungarian Forint 			JPY: Japanese Yen
BRL: Brazilian Real 			CHF: Swiss Franc

Statements of Assets and Liabilities (unaudited)
June 30, 2004
------------------------------------------------






							Managers		Managers
				Managers		Capital			Small
				Value			Appreciation		Company
				Fund			Fund			Fund
				--------		------------		--------

Assets:
	Investments at value*	$ 151,045,958		$ 130,991,865		$ 27,138,228
	Cash				- 		      161,769 			-
	Foreign currency**		- 			- 			-
	Receivable for
         investments sold	      931,693 		    1,666,980 		       26,369
  	Receivable for Fund
         shares sold		      333,860 		      277,148 		       61,139
        Receivable for open
	 forward foreign
         currency contracts		- 			- 			-
	Dividends, interest and
	 other receivables	      162,406 		       49,590 			3,184
	Prepaid expenses	       20,574 		       12,009 		       12,476

         Total assets		  152,494,491 		  133,159,361 		   27,241,396



Liabilities:
	Payable to Custodian	      514,551 			- 		       33,197
	Payable for Fund shares
	 repurchased		    6,396,513 		      813,306 		      101,243
        Payable upon return of
         securities loaned	   32,988,445 		   29,309,016 		    4,918,110
	Payable for investments
 	 purchased		      289,632 		      555,400 		      317,267
	Payable for open forward
         foreign currency contracts	- 			- 			-
	Payable for variation margin on
	 futures
	Accrued expenses:
	 Investment advisory and
	  management fees	       55,016 		       50,328 		       15,613
	 Administrative fees	       23,441 		       21,000 			4,337
	 Other			       73,101 		      127,794 		       22,270

	 Total liabilities	   40,340,699 		   30,876,844 		    5,412,037

Net Assets			$ 112,153,792		$ 102,282,517		 $ 21,829,359

Net Assets			$ 112,153,792		$ 102,282,517		 $ 21,829,359
Shares outstanding		    4,079,582 		    4,000,583  		    2,239,423

Net asset value, offering and
 redemption price per share	       $27.49		       $25.57		        $9.75

I Class Shares:
 Net Assets
 Shares outstanding
 Net asset value, offering
  and redemption price per share

Net Assets Represent:
  	Paid-in capital		$ 97,567,238		$ 254,126,126		 $ 24,561,749
  	Undistributed net
         investment
         income (loss)		     291,215		     (294,633)		     (115,304)
  	Accumulated net realized
   	 gain(loss) from investments,
   	 futures and foreign currency
   	 transactions		  (3,602,044)		 (164,520,289)		   (8,382,782)
  	Net unrealized
 	 appreciation of
	 investments, futures
         and foreign currency
	 contracts and
 	 translations   	  17,897,383 		   12,971,313 		    5,765,696
Net Assets			$112,153,792		$ 102,282,517		 $ 21,829,359


 	* Investments at
	   cost			$133,148,575		$ 118,020,552		 $ 21,372,532
	**Foreign currency
	   at cost			- 			- 			-







The accompanying notes are an integral part of these financial statements.



									Managers
					Managers	Managers	Emerging			Managers
					Special		International 	Markets		Managers	Global
					Equity		Equity		Equity		Bond		Bond
				 	Fund 		Fund 		Fund 		Fund 	        Fund
					-------		-------------	--------	--------	--------
Assets:
	Investments at value*		$4,435,151,140 	$276,696,521 	$44,552,274 	$267,615,135 	$32,152,427
	Cash					  -   	   1,690,349 	       -   	      72,166 	     52,137
	Foreign currency**			  -   	      53,337 	    139,087 	     135,378 	    108,531
	Receivable for investments sold	    37,691,894 	   1,420,455 	  1,116,093 		 -   	  1,614,236
	Receivable for Fund shares sold	     7,685,272 	     282,865 	    325,347 	     819,864 	    382,085
	Receivable for open forward
	 foreign currency contracts		  -   	     372,416 	    501,590 		 -   	     77,163
	Dividends, interest and other
         receivables			     1,248,558 	     623,980 	     64,360 	   2,496,366 	    478,849
	Prepaid expenses		       142,250 	      22,055 	     14,637 	      46,578 	     12,752

		Total assets		 4,481,919,114 	 281,161,978 	 46,713,388 	 271,185,487 	 34,878,180


Liabilities:
	Payable to Custodian		       291,352 	     225,645 	    121,311 		-   	     22,454
	Payable for Fund shares
         repurchased			     9,307,484 	   1,831,845 	    158,833 	     511,314 	     60,026
	Payable upon return of
         securities loaned		   986,138,705 	  36,935,336 	  5,073,145 	  59,124,795 	  1,727,390
	Payable for investments purchased   25,026,969 	   3,299,612 	    766,785 	      66,733      1,590,146
	Payable for open forward foreign
         currency contracts			  -   	     374,152 	    501,406 		 -   	     77,453
	Payable for variation margin on
         futures			          -   	       2,555 	       -   		 -   		-
	Accrued expenses:
	 Investment advisory and
          management fees		     2,439,323 	     131,884 	     32,998 	      95,632 	     11,335
	 Administrative fees	       	       689,844 	      48,632 	      8,054 	      43,074 	      5,038
	 Other		 		     1,190,693	     310,022 	     31,909 	      93,580 	     42,500

	Total liabilities		 1,025,084,370 	  43,159,683 	  6,694,441 	  59,935,128 	  3,536,342

Net Assets				$3,456,834,744 	$238,002,295 	$40,018,947 	$211,250,359 	$31,341,838




Net Assets				$3,274,321,113 	$238,002,295 	$40,018,947 	$211,250,359 	$31,341,838

Shares outstanding			    39,752,608 	   5,705,463 	  2,987,230 	   8,855,771 	  1,430,079

Net asset value, offering and
 redemption price per share		        $82.37 	      $41.71 	     $13.40 	      $23.85 	     $21.92

I Class Shares:

Net Assets				  $182,513,631

Shares outstanding			     2,215,057

Net asset value, offering and
 redemption price per share	 		$82.40

Net Assets Represent:
 Paid-in capital			$2,923,645,468 	$342,438,178 	$34,303,512 	$206,253,808 	$28,395,401
 Undistributed net investment income
  (loss)				   (10,967,347)	   1,079,218 	    152,022 	  (1,026,513)	    557,268
 Accumulated net realized gain
  (loss) from investments,
  futures and foreign currency
  transactions		 		  (165,479,142)	(140,041,015)	  1,720,797 	   3,320,780 	  1,218,098
 Net unrealized appreciation of
  investments, futures and foreign
  currency contracts and translations	   709,635,765 	  34,525,914 	  3,842,616 	   2,702,284 	  1,171,071

Net Assets				$3,456,834,744 	$238,002,295 	$40,018,947 	$211,250,359 	$31,341,838

  *Investments at cost		        $3,725,515,375 	$242,203,853 	$40,709,916 	$264,913,586 	$30,980,274
 **Foreign currency at cost		 	  -   	      53,337 	    139,087 	     135,378 	    108,531





The accompanying notes are an integral part of these financial statements.

Statements of Operations (unaudited)
For the six months ended June 30, 2004
--------------------------------------




				 		Managers
				Managers	Capital
				Value		Appreciation
				 Fund 		Fund
				--------	------------

Investment Income:
	Dividend income		$941,600 	$438,408
	Interest income		  34,126 	  16,113
	Foreign withholding tax	  (5,875)	  (5,840)
	Securities lending fees	  10,072 	  11,803

	 Total investment income 979,923 	 460,484

Expenses:
	Investment advisory and
	 management fees	 405,992 	 425,596
	Administrative fees	 135,331 	 132,999
	Transfer agent		 126,082 	 161,608
	Custodian		  20,094 	  23,060
	Professional fees	  15,511 	  22,710
	Registration fees	  13,411 	   8,227
	Trustees fees and
         expenses		   2,729 	   2,743
	Insurance		   1,278 	   1,601
	Reports to shareholders	   5,862 	   9,184
	Miscellaneous		     187 	     197

	 Total expenses before
          offsets		 726,477 	 787,925

	Expense
        (reimbursement)/
         recoupment		 (29,212)	 (32,808)

	Net expenses		 697,265 	 755,117

	 Net investment income
          (loss)		 282,658 	(294,633)

Net Realized and Unrealized Gain (Loss):
	Net realized gain on
         investment
         transactions	       3,035,915       2,335,217
	Net realized gain
	 on futures contracts	    -   	    -
	Net realized gain (loss)
         on foreign currency
	 contracts and transactions -   	    -
	Net unrealized appreciation
         (depreciation) of
	 investments	       1,622,094     (1,549,098)
	Net unrealized
	 appreciation of
	 futures contracts	    -   	   -
	Net unrealized
	 depreciation of foreign
	 currency contracts and
	 translations		    -   	   -

	 Net realized and
	  unrealized
	  gain (loss)	       4,658,009 	786,119

Net Increase (Decrease) in
  Net Assets Resulting from
  Operations		      $4,940,667       $491,486




The accompanying notes are an integral part of these financial statements.



									Managers
			Managers	Managers	Managers	Emerging			Managers
			Small		Special		International 	Markets		Managers	Global
			Company		Equity		Equity		Equity		Bond		Bond
			Fund	 	Fund 		Fund 		Fund 		Fund 	        Fund
			--------	-------		-------------	--------	--------	--------


Investment Income:
 Dividend income	$24,040		$10,464,835 	$3,606,311 	$597,535 	$102,499 	$665,247
 Interest income	  5,305 	  1,118,630 	    25,435 	   3,655       4,557,236 	    -
 Foreign withholding tax    (68)	       -   	  (388,139)	 (52,482)	    -   	    -
 Securities lending fees  1,883 	    556,169 	   120,021 	   9,103 	  37,420 	   1,661

  Total investment
   income		 31,160 	 12,139,634 	 3,363,628 	 557,811       4,697,155 	 666,908

Expenses:
 Investment advisory
  and management fees	 90,909 	 15,205,637 	 1,131,711 	 247,303 	 624,355 	 111,012
 Administrative fees	 25,252 	  4,223,788 	   314,364 	  53,762 	 249,742 	  31,718
 Transfer agent		  5,782 	  3,748,086 	   395,484 	  14,496 	  60,786 	  38,901
 Custodian		  4,141 	    378,553 	   269,693 	  42,045 	  36,341 	  26,494
 Professional fees	  8,573 	    225,797 	    53,825 	  12,049 	  28,572 	  16,373
 Registration fees	  6,591 	     72,747 	    16,607 	  10,539 	  23,483 	   9,407
 Trustees fees and
  expenses		  1,075 	     90,289 	     7,742 	   1,119 	   5,072 	     901
 Insurance		    254 	     55,730 	     5,364 	     463 	   2,402 	     483
 Reports to shareholders    531 	    150,513 	    16,368 	   3,805 	  13,127 	   1,504
 Miscellaneous		    182 	     14,499 	    23,575 	   5,593 	     417 	     547

  Total expenses before
   offsets		143,290 	 24,165,639 	 2,234,733 	 391,174       1,044,297 	 237,340

  Expense
  (reimbursement)/
   recoupment		  3,174 	   (275,991)	   (88,073)	  14,615 	 (55,318)	 (12,262)

 Net expenses		146,464 	 23,889,648 	 2,146,660 	 405,789 	 988,979 	 225,078

  Net investment
   income (loss)       (115,304)	(11,750,014)	 1,216,968 	 152,022       3,708,176 	 441,830

Net Realized and Unrealized Gain (Loss):
 Net realized gain
  on investment
  transactions		697,051 	239,999,525 	22,297,962     4,530,393       2,771,175       1,169,200
 Net realized gain on
  futures contracts        -   		       -   	    13,922 	    -   	    -   	    -
 Net realized gain
  (loss) on foreign
  currency contracts
  and transactions	   -   		       -   	  (173,158)	  40,897 	  32,513 	  56,440
 Net unrealized
  appreciation
  (depreciation) of
  investments		608,592 	(69,570,746)   (19,193,744)   (5,208,258)     (5,456,638)	  241,194
 Net unrealized
  appreciation of
  futures contracts	   -   		       -   	    10,125 	    -   	    -   	     -
 Net unrealized
  depreciation of
  foreign currency
  contracts and
  translations		   -   		       -   	  (111,266)	  (2,782)     (2,960,004)      (2,413,869)

   Net realized and
    unrealized gain
    (loss)	      1,305,643         170,428,779 	 2,843,841 	(639,750)     (5,612,954)        (947,035)

Net Increase (Decrease)
 in Net Assets
 Resulting from
 Operations	     $1,190,339        $158,678,765 	$4,060,809     $(487,728)    $(1,904,778)	$(505,205)




The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
For the six months ended June 30,2004, (unaudited) and for the year ended December 31, 2003
-------------------------------------------------------------------




				   Managers Value Fund 		Managers Capital Appreciation Fund
				   -------------------		----------------------------------


				2004		2003		2004		2003
				----		----		----		----
Increase (Decrease) in
 Net Assets
  From Operations:
   Net investment
    income (loss)		$282,658 	$428,958 	$(294,633)	$(709,729)
   Net realized gain
    (loss) on investments,
    futures and foreign
    currency transactions      3,035,915 	 326,249 	2,335,217     (12,737,985)
   Net unrealized
    appreciation
    (depreciation)of
    investments and foreign
    currency translations      1,622,094      19,154,237       (1,549,098)     37,420,403

 Net increase (decrease) in
  net assets resulting from
  operations	               4,940,667      19,909,444 	  491,486      23,972,689

Distributions to Shareholders:
 From net investment income	    -   	(438,692)	     -   	     -
 From net realized gain on
  investments		            -   	    -   	     -   	     -

 Total distributions to
  shareholders		            -           (438,692)	     -   	     -

From Capital Share Transactions:
 Proceeds from sale
 of shares		      30,731,758      47,708,843       13,340,793      22,460,907
 Reinvestment of dividends
  and distributions		    -   	 425,823 	     -   	     -
 Cost of shares
  repurchased		     (24,238,605)    (14,886,224)     (22,452,326)    (43,075,991)

 Net increase (decrease)
  from	capital share
  transactions	               6,493,153      33,248,442       (9,111,533)    (20,615,084)

  Total increase (decrease)
   in net assets	      11,433,820      52,719,194       (8,620,047)      3,357,605

Net Assets:
 Beginning of period	     100,719,972      48,000,778      110,902,564     107,544,959

 End of period		    $112,153,792    $100,719,972     $102,282,517    $110,902,564

End of period undistributed
 net investment income
 (loss) 		        $291,215 	  $8,557       $(294,633)    $       -

Share Transactions:

 Sale of shares		       1,133,546       2,171,992 	 521,965        1,000,544
 Reinvested shares		    -   	  16,473 	    -   	     -
 Shares repurchased		(892,157)	(670,271)	(876,750)      (1,927,145)

  Net increase (decrease)
   in shares		         241,389       1,518,194 	(354,785)	 (926,601)

I Class Shares:
 Sale of shares
 Reinvested shares
 Shares repurchased

  Net increase in shares



The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
For the six months ended June 30,2004, (unaudited) and for the year ended December 31, 2003
-------------------------------------------------------------------



			Managers Small Company Fund	Managers Special Equity Fund 	Managers International Equity Fund
		        ---------------------------	----------------------------	----------------------------------
			2004		2003		2004		2003		2004		2003
			---             ----            ----            ----            ----            ----
Increase (Decrease) in
 Net Assets
  From Operations:

  Net investment
   income (loss) 	$(115,304)	$(178,647)	$(11,750,014)	$(17,687,106)	$1,216,968 	$2,019,127
  Net realized gain
   (loss) on
   investments,
   futures and
   foreign currency
   transactions		  697,051 	  652,393 	 239,999,525 	 112,083,619 	22,138,726 	(7,506,334)
  Net unrealized
   appreciation
   (depreciation)of
   investments and
   foreign currency
   translations		  608,592 	5,031,669 	(69,570,746)	 822,956,114   (19,294,885)	84,411,352

  Net increase (decrease)
   in net assets resulting
   from operations	1,190,339 	5,505,415 	158,678,765 	 917,352,627 	 4,060,809 	78,924,145

Distributions to
 Shareholders:
 From net investment
  income		    -   	     -   	       -   		-   	      -   	(3,048,493)
 From net realized
 gain on investments	    -   	     -   	       -   		-   	      -   	      -

  Total distributions
   to shareholders	    -   	     -   	       -   		-   	      -   	(3,048,493)

From Capital Share Transactions:

 Proceeds from sale
  of shares	       4,645,008 	5,332,694 	    783,476,143  1,063,154,651 	26,773,554     806,194,386
 Reinvestment of
  dividends and
  distributions		    -   	     -   		   -            -             -          2,327,700
 Cost of shares
  repurchased	      (2,755,997)     (4,697,715)	   (764,638,434)  (722,009,661)(59,442,839)   (980,348,314)

 Net increase
  (decrease) from
  capital share
  transactions	       1,889,011 	 634,979 	     18,837,709    341,144,990 (32,669,285)   (171,826,228)

 Total increase
  (decrease) in net
  assets	       3,079,350       6,140,394 	    177,516,474  1,258,497,617 (28,608,476)    (95,950,576)

Net Assets:
 Beginning of period  18,750,009      12,609,615 	  3,279,318,270  2,020,820,653 266,610,771     362,561,347

 End of period	     $21,829,359     $18,750,009 	 $3,456,834,744 $3,279,318,270$238,002,295    $266,610,771

 End of period
  undistributed
  net investment
  income (loss)      $  (115,304)    $      -   	 $ (10,967,347)	$     782,667 $  1,079,218    $  (137,750)

Share Transactions:

 Sale of shares		 488,962 	 691,683 	     7,306,272 	   16,496,840 	   642,963     25,132,128
 Reinvested shares	    -   	    -   		  -   	         -            -            58,033
 Shares repurchased	(289,894)	(622,350)	    (9,337,834)	  (11,400,533)	(1,419,932)   (30,322,340)

  Net increase
   (decrease) in shares	 199,068 	  69,333 	    (2,031,562)	    5,096,307 	  (776,969)    (5,132,179)

I Class Shares:
 Sale of shares						     2,447,376
 Reinvested shares						  -
 Shares repurchased				              (232,319)

  Net increase in shares				     2,215,057


The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
For the six months ended June 30,2004, (unaudited) and for the year ended December 31, 2003
-------------------------------------------------------------------


				Managers Emerging Markets
					Equity Fund 			  Managers Bond Fund
				-------------------------		 -------------------
				2004		2003			2004		2003
				----		----			----		----

Increase (Decrease) in
 Net Assets From Operations:
  Net investment
   income (loss)		$   152,022 	$    22,265 		$  3,708,176 	$ 7,051,680
  Net realized gain
   (loss) on investments,
   futures and foreign currency
   transactions			  4,571,290 	  2,839,220 		   2,803,688 	  2,620,799
  Net unrealized appreciation
   (depreciation) of investments
   and foreign currency
   translations			 (5,211,040)	  9,096,605 		  (8,416,642)	  6,488,956

   Net increase (decrease) in net assets
    resulting from operations	   (487,728)	 11,958,090 		  (1,904,778)	 16,161,435

Distributions to Shareholders:
 From net investment income	       -   	   (122,962)		  (4,772,371)	 (7,242,910)
 From net realized gain on
  investments			       -   	       -   		        -   	 (1,652,619)

  Total distributions to
   shareholders			       -   	   (122,962)		  (4,772,371)	 (8,895,529)


From Capital Share Transactions:
 Proceeds from sale of shares	 23,613,660 	115,364,722 		  75,976,226 	138,938,793
 Reinvestment of dividends and
  distributions			       -   	    119,204 		   4,474,757 	  8,197,878
 Cost of shares repurchased	(19,834,647)   (112,802,639)		 (42,164,568)  (103,102,078)

 Net increase (decrease) from
  capital share transactions	  3,779,013       2,681,287 		  38,286,415 	 44,034,593

  Total increase (decrease) in
   net assets			  3,291,285 	 14,516,415 		  31,609,266 	 51,300,499

Net Assets:
 Beginning of period		 36,727,662 	 22,211,247 		 179,641,093 	128,340,594

 End of period			$40,018,947 	$36,727,662 		$211,250,359   $179,641,093

End of period undistributed
 net investment income (loss) 	$   152,022 	$      -   		$ (1,026,513)  $     37,682

Share Transactions:

 Sale of shares			  1,664,160 	11,585,328 		   3,094,070 	  5,752,592
 Reinvested shares		       -             9,141 	             184,121 	    338,265
 Shares repurchased		 (1,446,592)   (11,349,104)		  (1,731,810)	 (4,256,109)

  Net increase (decrease)
   in shares			    217,568 	   245,365 		   1,546,381 	  1,834,748




The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
For the six months ended June 30,2004, (unaudited) and for the year ended December 31, 2003
-------------------------------------------------------------------





					Managers Global Bond Fund
					-------------------------

					2004		2003
					----		----
Increase (Decrease) in Net Assets
 From Operations:
  Net investment income (loss)		$441,830 	$887,761
  Net realized gain (loss) on
   investments,	futures and foreign
    currency transactions	       1,225,640       2,092,353
  Net unrealized appreciation
  (depreciation) of investments and
   foreign currency translations      (2,172,675)      1,888,674

  Net increase (decrease) in net assets
   resulting from operations	 	(505,205)      4,868,788

Distributions to Shareholders:
 From net investment income		    -         (2,551,417)
 From net realized gain on investments	    -   	(644,990)

 Total distributions to shareholders	    -         (3,196,407)

From Capital Share Transactions:
 Proceeds from sale of shares		 9,577,834    54,118,889
 Reinvestment of dividends and
  distributions		 		    -          3,177,019
 Cost of shares repurchased	       (10,037,887)  (46,407,165)

 Net increase (decrease) from
  capital share transactions	          (460,053)   10,888,743

  Total increase (decrease) in net assets (965,258)   12,561,124

Net Assets:
 Beginning of period			32,307,096    19,745,972

 End of period			       $31,341,838   $32,307,096

End of period undistributed
 net investment income (loss) 	          $557,268 	$115,438

Share Transactions:

 Sale of shares				   431,242     2,429,610
 Reinvested shares		      	      -   	 144,148
 Shares repurchased			  (457,041)   (2,077,261)

  Net increase (decrease) in shares	   (25,799)	 496,497




The accompanying notes are an integral part of these financial statements.

Financial Highlights
--------------------
For a share outstanding throughout the six months ended June 30, 2004, (unaudited) and each year ended December 31,



						Managers Value Fund
						-------------------
						June 30,



						2004 	  2003 	  2002 	  2001 	  2000 	  1999
						----	  ----	  ----	  ----	  ----	  ----
Net Asset Value, Beginning of Period		$26.24 	  $20.69  $27.45  $27.73  $27.50  $30.67

Income from Investment Operations:
 Net investment income				  0.07 	    0.11    0.15    0.09    0.17    0.30
 Net realized and unrealized gain (loss)
  on investments				  1.18 	    5.56   (6.65)   0.70    2.45    0.91

  Total from investment operations		  1.25 	    5.67   (6.50)   0.79    2.62    1.21

Less Distributions to Shareholders from:
 Net investment income				  0.00 	   (0.12)  (0.16)  (0.08)  (0.17)  (0.29)
 Net realized gain on investments		  0.00 	     -     (0.10)  (0.99)  (2.22)  (4.09)

  Total distributions to shareholders		  0.00 	   (0.12)  (0.26)  (1.07)  (2.39)  (4.38)

Net Asset Value, End of Period			$27.49 	  $26.24  $20.69  $27.45  $27.73  $27.50

Total Return(1) 			          4.76%(2) 27.39% (23.79)%  2.92%   9.80%   4.15%

Ratio of net expenses to average net assets(1) 	  1.29%(3)  1.27%   1.28%   1.25%   1.30%   1.35%
Ratio of total expenses to average net assets(1)  1.34%(3)  1.42%(5)1.35%   1.35%   1.38%   1.35%
Ratio of net investment income
 to average net assets				  0.52%(3)  0.59%   0.60%   0.43%   0.61%   0.92%
Portfolio turnover				    16%(2)    40%     53%    147%    153%     94%
Net assets at end of period (000's omitted)	$112,154  $100,720 $48,001 $63,628 $57,300 $42,471







						Managers Capital Appreciation Fund
						----------------------------------

					 	June 30,

						2004 	    2003     2002     2001      2000       1999
						----	    ----     ----     ----	----	   ----


Net Asset Value, Beginning of Period		25.46 	   $20.36    $29.29   $42.79    $61.12     $33.78

Income from Investment Operations:
 Net investment loss 				(0.07)	    (0.16)    (0.28)   (0.25)	 (0.42)	    (0.27)
 Net realized and unrealized gain (loss)
  on investments				 0.18 	     5.26     (8.65)  (13.25)	(13.25)	    34.81

  Total from investment operations		 0.11 	     5.10     (8.93)  (13.50)	(13.67)	    34.54

Less Distributions to Shareholders from:

  Net realized gain on investments		  -   	      -         -   	 -   	 (4.66)	    (7.20)


Net Asset Value, End of Period		       $25.57 	   $25.46    $20.36   $29.29 	$42.79 	   $61.12

Total Return(1)     	 			 0.43%(2)   25.05%   (30.49)% (31.55)%	(22.20)%   103.02%

Ratio of net expenses to average net assets(1) 	 1.42%(3)    1.33%     1.39%    1.34%	  1.23%	     1.26%
Ratio of total expenses to average net assets(1) 1.48%(3)    1.52%(5)  1.43%	1.40%	  1.26%	     1.30%
Ratio of net investment loss
	to average net assets			(0.55)%(3)  (0.67)%   (1.07)%  (0.75)%	 (0.82)%    (0.86)%
Portfolio turnover				    38%(2)     109%	 141%	  265%	    306%       200%
Net assets at end of period (000's omitted)	$102,283   $110,903  $107,545 $186,876 	$286,515   $248,487







							Managers Small Company Fund
							---------------------------

					 	June 30,

						2004 	    2003     2002     2001      2000*
						----	    ----     ----     ----	----

Net Asset Value, Beginning of Period		$9.19 	    $6.40    $8.16    $9.29 	$10.00

Income from Investment Operations:
 Net investment loss				(0.05)	    (0.09)   (0.13)   (0.07)	 (0.01)
 Net realized and unrealized gain (loss)
  on investments				 0.61 	     2.88    (1.63)   (1.06)	 (0.70)

  Total from investment operations		 0.56 	     2.79    (1.76)   (1.13)     (0.71)

Net Asset Value, End of Period			$9.75 	    $9.19    $6.40    $8.16 	 $9.29

Total Return(1) 				 6.09%(2)   43.59%  (21.57)% (12.16)%	 (7.10)%(2)

Ratio of net expenses to average net assets(1) 	 1.45%(3)    1.45%    1.40%    1.30%	  1.30%(3)
Ratio of total expenses to average net assets(1) 1.42%(3)    1.50%(5) 1.70%    1.71%	  1.72%(3)
Ratio of net investment loss
 to average net assets				(1.14)%(3)  (1.20)%  (1.17)%  (0.92)%	 (0.45)%(3)
Portfolio turnover				     9%(2)      48%	134%	  95%	     55%(2)
Net assets at end of period (000's omitted)	 $21,829   $18,750   $12,610  $26,764 	   $25,705


* Commencement of operations was June 19, 2000.





				  Managers Special Equity Fund - I Class
				 ---------------------------------------
					  For the period*
				        ended June 30, 2004
				 ---------------------------------------


Net Asset Value, Beginning of Period		    $78.91

Income from Investment Operations:
 Net investment loss 				     (0.07)
 Net realized and unrealized gain on investments      3.56

 Total from investment operations		      3.49

Net Asset Value, End of Period			    $82.40

Total Return(1)   			             (4.42)%(2)

Ratio of net expenses to average net assets(1) 	      1.24%(3)
Ratio of total expenses to average net assets(1)      1.25%(3)
Ratio of net investment loss
 to average net assets				     (0.59)%(3)
Portfolio turnover					36%(2)
Net assets at end of period (000's omitted)	      $182,514



*Commencement of operations was May 3, 2004.

Financial Highlights
--------------------
For a share outstanding throughout the six months ended June 30, 2004, (unaudited) and each year ended December 31,
----------------------------------------------------------------------




						   Managers Special Equity Fund - Managers Class
						   ---------------------------------------------

					 	June 30,

						2004 	    2003     2002       2001      2000	     1999
						----	    ----     ----       ----	  ----	     ----




Net Asset Value, Beginning of Period	       $78.48 	    $55.08   $70.59     $76.82    $91.42     $61.23

Income from Investment Operations:
 Net investment loss 			        (0.29)	     (0.43)   (0.34)     (0.18)	   (0.12)     (0.29)
 Net realized and unrealized gain (loss)
  on investments				 4.18 	     23.83   (15.17)     (6.05)	   (2.71)     33.30

  Total from investment operations		 3.89 	     23.40   (15.51)     (6.23)	   (2.83)     33.01

Less Distributions to Shareholders from:

 Net realized gain on investments		  -   	       -   	-   	   -   	  (11.77)     (2.82)

Net Asset Value, End of Period		       $82.37 	    $78.48   $55.08     $70.59 	  $76.82     $91.42

Total Return	(1) 			        (4.94)%(2)   42.50%  (21.98)%    (8.07)    (2.56)%    54.11%

Ratio of net expenses to average net assets(1) 	 1.42%(3)     1.43%    1.31%	  1.29%	    1.26%      1.31%
Ratio of total expenses to average net assets(1) 1.43%(3)     1.46%(5) 1.32%	  1.30%	    1.26%      1.31%
Ratio of net investment loss
	to average net assets			(0.70)%(3)   (0.72)%  (0.56)%    (0.27)%   (0.16)%     (0.47)%
Portfolio turnover				   36%(2) 	64%	67%	  62%	    69%	        89%
Net assets at end of period (000's omitted)	$3,274,321 $3,279,318 $2,020,821 $2,295,234 $2,132,376 $1,543,150










						   Managers International Equity Fund
						   ------------------------------------

					 	June 30,

						2004 	    2003     2002       2001      2000	     1999
						----	    ----     ----       ----	  ----	     ----


						$41.13 	   $31.22    $37.61 	$49.38 	  $58.71     $48.85


Net investment income				  0.21 	     0.34      0.19 	  0.20(4)   0.27       0.35
Net realized and unrealized gain (loss)
 on investments					  0.37 	    10.04     (6.48)	(11.72)(4) (5.38)     11.96

 Total from investment operations		  0.58 	    10.38     (6.29)	(11.52)	   (5.11)     12.31


Net investment income				   -   	    (0.47)    (0.10)	(0.25)	   (0.24)     (0.35)
Net realized gain on investments		   -          -         -   	  -   	   (3.98)     (2.10)

 Total distributions to shareholders		   -   	    (0.47)    (0.10)	(0.25)	   (4.22)     (2.45)

Net Asset Value, End of Period			$41.71 	   $41.13    $31.22    $37.61 	  $49.38     $58.71

Total Return(1) 				 1.46%(2)   33.21%   (16.71)%  (23.35)%	   (8.46)%    25.28%

Ratio of net expenses to average net assets(1) 	 1.71%(3)    1.72%     1.54%	 1.45%	    1.41%      1.40%
Ratio of total expenses to average net assets(1) 1.79%(3)    1.73%     1.56%	 1.46%	    1.42%      1.41%
Ratio of net investment income
 to average net assets				 0.97%(3)    0.70%     0.54%	 0.46%(4)   0.42%      0.66%
Portfolio turnover				   37%(2)      80%	132%	  108%	      99%	 43%
Net assets at end of period (000's omitted)	 $238,002   $266,611  $362,561 	$560,602   $656,630   $704,209




Financial Highlights
--------------------
For a share outstanding throughout the six months ended June 30, 2004, (unaudited) and each year ended December 31,
----------------------------------------------------------------------






						   Managers Emerging Markets Equity Fund
						   -------------------------------------

					 	June 30,

						2004 	    2003     2002       2001      2000	     1999
						----	    ----     ----       ----	  ----	     ----

Net Asset Value, Beginning of Period		$13.26 	    $8.80    $9.56 	$9.63 	  $14.67     $7.74

Income from Investment Operations:
 Net investment income (loss)			  0.05 	     0.01     0.03 	(0.01)	   (0.04)     0.03
 Net realized and unrealized gain (loss)
  on investments				  0.09 	     4.50    (0.79)	(0.04)	   (3.90)     6.93

  Total from investment operations		  0.14 	     4.51    (0.76)	(0.05)	   (3.94)     6.96

Less Distributions to Shareholders from:
 Net investment income				   -   	    (0.05)     -   	  -   	     -       (0.03)
 Net realized gain on investments		   -   	      -        -   	(0.02)	   (1.10)      -

  Total distributions to shareholders		   -   	    (0.05)     -   	(0.02)	   (1.10)    (0.03)

Net Asset Value, End of Period			$13.40 	   $13.26    $8.80 	$9.56 	   $9.63    $14.67

Total Return(1) 				  1.06%(2)  51.20%   (7.95)%	(0.57)%	  (26.69)%   90.06%

Ratio of net expenses to average net assets(1) 	  1.89%(3)   1.99%    1.97%	 1.94%	    1.98%     1.85%
Ratio of total expenses to average net assets(1)  1.83%(3,5) 1.97%(5) 2.18%	 2.36%	    2.48%     2.52%
Ratio of net investment income (loss)
 to average net assets				  0.71%(3)   0.08%    0.32%	(0.09)%	   (0.34)%    0.37%
Portfolio turnover				    44%(2)     79%	68%	    69%	       40%     119%
Net assets at end of period (000's omitted)	  $40,019  $36,728  $22,211 	$15,202    $12,390  $12,434












						    Managers Bond Fund
						    ------------------

					 	June 30,

						2004 	    2003     2002       2001      2000	     1999
						----	    ----     ----       ----	  ----	     ----


Net Asset Value, Beginning of Period		$24.58 	    $23.44   $22.32 	$21.75 	  $21.45     $22.19

Income from Investment Operations:
 Net investment income				  0.45 	      1.08     1.24 	  1.44 	    1.49       1.45
 Net realized and unrealized gain (loss)
  on investments				 (0.61)	      1.40     1.12 	  0.60 	    0.48      (0.65)

Total from investment operations		 (0.16)	      2.48     2.36 	  2.04 	    1.97       0.80

Less Distributions to Shareholders from:
 Net investment income				 (0.57)	     (1.11)   (1.24)	 (1.45)	   (1.50)     (1.45)
 Net realized gain on investments		   -         (0.23)     -   	 (0.02)	   (0.17)     (0.09)

Total distributions to shareholders		 (0.57)	     (1.34)   (1.24)	 (1.47)	   (1.67)     (1.54)

Net Asset Value, End of Period			$23.85 	    $24.58   $23.44 	$22.32 	  $21.75     $21.45

Total Return(1) 				 (0.67)%(2)  10.77%   10.98%	  9.64%	    9.44%      3.66%

Ratio of net expenses to average net assets(1) 	  0.99%(3)    0.99%    1.00%	  1.18%	    1.19%      1.25%
Ratio of total expenses to average net assets(1)  1.04%(3,5)  1.09%(5) 1.17%	  1.18%	    1.20%      1.26%
Ratio of net investment income
	to average net assets			  3.71%(3)    4.50%    5.55%	  6.45%	    6.91%      6.52%
Portfolio turnover				    10%(2) 	73%	24%	    16%	      10%	 39%
Net assets at end of period (000's omitted)	 $211,250   $179,641 $128,341 	 $66,817   $51,383    $33,389





Financial Highlights
--------------------
For a share outstanding throughout the six months ended June 30, 2004, (unaudited) and each year ended December 31,
----------------------------------------------------------------------






						    Managers Global Bond Fund
						    -------------------------

					 	June 30,

						2004 	    2003     2002       2001      2000	     1999
						----	    ----     ----       ----	  ----	     ----

Net Asset Value, Beginning of Period		$22.19 	    $20.58   $17.97 	$18.98 	  $19.44     $22.38

Income from Investment Operations:
 Net investment income				  0.31 	      0.80     0.81 	  0.57(4)   0.72       0.82
 Net realized and unrealized gain (loss)
  on investments				 (0.58)	      3.43     2.57 	 (1.33)(4) (1.06)     (3.05)

  Total from investment operations	         (0.27)	      4.23     3.38 	 (0.76)	   (0.34)     (2.23)

Less Distributions to Shareholders from:
 Net investment income				   -   	     (2.09)   (0.55)	   -   	   (0.12)     (0.49)
 Net realized gain on investments		   -   	     (0.53)   (0.22)	 (0.25)	     -        (0.22)

  Total distributions to shareholders		   -   	     (2.62)   (0.77)	 (0.25)	   (0.12)     (0.71)

Net Asset Value, End of Period			$21.92 	    $22.19   $20.58 	$17.97 	  $18.98     $19.44

Total Return(1)  			         (1.26)%(2)  20.69%   18.85%	 (4.10)%   (1.62)%    (9.97)%

Ratio of net expenses to average net assets(1) 	  1.42%(3)    1.68%    1.55%	  1.45%	    1.47%      1.54%
Ratio of total expenses to average net assets(1)  1.50%(3,5)  1.68%    1.56%	  1.46%	    1.50%      1.54%
Ratio of net investment income
 to average net assets				  2.79%(3)    3.48%    4.01%	  2.87%(4)  4.07%      3.77%
Portfolio turnover				    64%(2)     152%	220%	   244%	     176%	171%
Net assets at end of period (000's omitted)	  $31,342    $32,307  $19,746 	 $19,879   $22,723    $19,073






The following notes should be read in conjunction with the Financial Highlights of the Funds presented on the preceding pages.

(1) See Note 1(c) of "Notes to Financial Statements."
(2) Not Annualized.
(3) Annualized.
(4) Effective January 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the year ended December 31, 2001 on International Equity, Intermediate Bond and Global Bond was to decrease net investment income and increase net realized and unrealized gain (loss) per share by $0.01, $0.04 and $0.04, respectively. The effect of this change on the remaining Funds was not significant. Without this change the ratio of net investment income to average net assets for the year ended December 31, 2001 for International Equity and Global Bond would have been 0.46% and 3.08%, respectively. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.
(5) Excludes the impact of expense (reimbursement)/recoupment and expense offsets such as brokerage credits, but includes non-reimbursable expenses such as interest and taxes.
    (See Note 1c to the Notes to Financial Statements.)

Notes to Financial Statements (unaudited)
June 30, 2004
-----------------------------------------

(1) Summary of Significant Accounting Policies
----------------------------------------------
The Managers Funds (the "Trust") is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Currently, the Trust is comprised of nine investment series. Included in this report are the Managers Value Fund ("Value"), Manag-ers Capital Appreciation Fund ("Capital Appreciation"), Managers Small Company Fund ("Small Company"), Managers Special Equity Fund ("Special Equity"), Managers International Equity Fund ("International Equity"), Managers Emerg-ing Markets Equity Fund ("Emerging Markets Equity"), Managers Bond Fund ("Bond") and Managers Global Bond Fund ("Global Bond"), collectively the "Funds."

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the Unit-ed States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

(a) Valuation of Investments
----------------------------
Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities, are valued at the last quoted bid price. In-ternational Equity and Emerging Markets Equity invest in securities that trade in foreign markets. Because substantial time may pass between the time the local market for a security closes and the time a Fund calculates its NAV (typi-cally the close of the NYSE), intervening events may call into question the reliability of the closing local market price for that security. On behalf of International Equity and Emerging Markets Equity, the Manager monitors intervening events that may affect the value of securities held in each Fund's portfolio and, in accordance with procedures adopt-ed by the Funds' Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect fair value as of the time each Fund's NAV is calculated. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities and ratings, and are supplemented by dealer and exchange quotations. Short-term investments having a remain-ing maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares, which are valued the same as equity securities. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

Investments in certain mortgage-backed, stripped mortgage-backed, preferred stocks, convertible securities and other debt securities not traded on an organized market, are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities, various relationships between securities and yield to maturity in determining value.

(b) Security Transactions
-------------------------
Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

(c) Investment Income and Expenses
----------------------------------
Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. In addition, each of the Funds has a "balance credit" arrangement with The Bank of New York ("BNY"), the Funds' custodian, whereby each Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2004, the custodian expense was not reduced for any of the Funds.

-----------------------------------------

Effective May 1, 2004, The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc. ("AMG"), has contractually agreed, through at least May 1, 2005, to waive fees and pay or reimburse ex-penses of Small Company, Emerging Markets Equity, Bond and Global Bond to the extent that the total annual operat-ing expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) of the Fund exceed 1.45%, 1.99%, 0.99% and 1.19%, respectively, of each Fund's average daily net assets. Each Fund is obligated to repay the Invest-ment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund's expenses in any such year to exceed 1.45%, 1.99%, 0.99% and 1.19%, respectively, of the Fund's average daily net assets. Also, the Investment Manager has contractually agreed, through at least May 1, 2005, to waive management fees of Value, Capital Appreciation and International Equity to the extent total expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) of the Fund exceed 1.19%, 1.29% and 1.55%, respectively, of each Fund's average daily net assets, provided that the amount of fees waived does not exceed 0.25% per annum of each Fund's average daily net assets. Each Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund's expenses in any such year to exceed 1.19%, 1.29% and 1.55%, respectively, of the Fund's average daily net assets. For the six months ended June 30, 2004, Small Company and Emerging Mar-kets Equity made such repayments to the Investment Manager in the amounts of $3,174 and $22,186, respectively. At June 30, 2004, the cumulative amount of reimbursement by the Manager for Value, Capital Appreciation, International Equity, Emerging Markets Equity, Bond and Global Bond equaled $29,212, $32,808, $88,073, $7,571, $377,733 and $12,262,
respectively.

The Investment Manager has agreed to waive a portion of its fee or reimburse expenses of Special Equity commen-surate with the reduction in the fee paid to Essex Investment Management Company LLC ("Essex") (subadvisor to Special Equity since December 19, 2003), which is 0.10% of the average daily net assets of the portion of the Fund managed by Essex in excess of $100 million. For the six months ended June 30, 2004, the amount reimbursed equaled $275,991.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset.

(d) Dividends and Distributions
-------------------------------
Dividends resulting from net investment income, if any, normally will be declared and paid annually for Global Bond and the Equity Funds. Dividends resulting from net investment income, if any, normally will be declared and paid monthly for Bond. Distributions of capital gains, if any, will be made on an annual basis and when required for Fed-eral excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, foreign currency and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distribu-tions will result in reclassifications to paid-in capital.

(e) Federal Taxes
-----------------
Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversifi-cation and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

-----------------------------------------

(f) Capital Loss Carryovers
---------------------------
As of June 30, 2004, the following Funds had accumulated net realized capital loss carryovers from securities transac-tions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

			  Capital Loss
Fund 			Carryover Amount 	Expires December 31,
----			----------------	--------------------

Value 			$ 5,605,699 			2010

Capital Appreciation 	122,787,551 			2009
			 30,988,593 			2010
			 12,899,489 			2011

Small Company 		  1,040,860 			2008
			  6,267,133 			2009
			  1,700,278 			2010

Special Equity 		143,210,597 			2009
			241,877,816 			2010

International Equity 	 52,865,926 			2009
			 92,266,533 			2010
			 16,170,119 			2011

Emerging Markets Equity   2,488,378 			2010

(g) Capital Stock
-----------------
The Trust's Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.
At June 30, 2004, certain unaffiliated shareholders and specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the following Funds: Value - one owns 42%; Capital Appreciation - one owns 17%; Special Equity - one owns 24%; International Equity - two own 40%; Emerging Markets Equity - two own 62%; Bond - three own 46%; Special Equity I class shares - three unaffiliated shareholders collectively own 46%.

(h) Repurchase Agreements
-------------------------
Each Fund may enter into repurchase agreements provided that the value of the underlying collateral, including ac-crued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund's custodian or at the Fed-eral Reserve Bank.
If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(i) Foreign Currency Translation
--------------------------------
The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

In addition, the Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

(2) Agreements and Transactions with Affiliates
-----------------------------------------------
The Trust has entered into a Fund Management Agreement under which the Investment Manager provides or oversees investment advisory and management services to the Funds. The Investment Manager selects portfolio managers for each Fund (subject to Trustee approval), allocates assets among portfolio managers and monitors the portfolio manag-

-----------------------------------------

ers' investment programs and results. Each Fund's investment portfolio is managed by portfolio managers who serve pursuant to Portfolio Management Agreements with the Investment Manager and the Fund. The Funds are distributed by Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

Investment advisory and management fees are paid directly by each Fund to the Investment Manager based on aver-age daily net assets. The annual investment advisory and management fee rates, as a percentage of average daily net assets for the six months ended June 30, 2004, were as follows:

				Investment Advisory
Fund 				and Management Fee
----				-------------------

Value 					0.75%
Capital Appreciation 			0.80%
Small Company 				0.90%
Special Equity 				0.90%
International Equity 			0.90%
Emerging Markets Equity 		1.15%
Bond 					0.625%
Global Bond 				0.70%

The Trust has entered into an Administration and Shareholder Servicing Agreement under which The Managers Funds LLC serves as each Fund's administrator (the "Administrator") and is responsible for all aspects of managing the Funds' operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an interme-diary with the Funds' shareholders. During the six months ended June 30, 2004, each of the Funds, except Global Bond, paid a fee to the Administrator at the rate of 0.25% per annum of the Fund's average daily net assets. Global Bond paid a fee to the Administrator at the rate of 0.20% per annum of the Fund's average daily net assets.

The aggregate annual fee paid to each independent Trustee for serving as a Trustee of the Trust was $20,000. In addi-tion, the Trustees received in-person and telephonic per meeting fees of $1,000 and $500, respectively. Effective April 1, 2004 the aggregate annual retainer paid to each Independent Trustee became $52,000, plus $2,000 for each meeting attended. The Trustees' fees and expenses are allocated amongst of all the Funds for which The Managers Funds, LLC serves as the Advisor based on the relative net assets of such Funds. The Independent Chairman of the Trust receives an additional payment of $5,000 per year. The "Trustee fees and expenses" shown in the financial statements repre-sents the Fund's allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the complex.


(3) Purchases and Sales of Securities
-------------------------------------
Purchases and sales of securities, excluding short-term securities, for the six months ended June 30, 2003, were as follows:





			Long-Term Securities 	     U.S. Government Securities

Fund 			Purchases 	Sales 		Purchases 	Sales
----			---------	-----		---------	-----
Value 			$ 27,994,172	$ 16,466,119 	N/A 		N/A
Capital Appreciation 	  38,337,356 	  46,573,729 	N/A 		N/A
Small Company 		   3,567,185 	   1,656,173 	N/A 		N/A
Special Equity 	       1,145,833,131   1,123,611,892 	N/A 		N/A
International Equity      91,169,465     121,390,067    N/A             N/A
Emerging Markets Equity   22,614,657      17,820,677    N/A  		N/A
Bond 			  48,177,216      19,012,294 	$19,014,011 	$1,003,828
Global Bond 		  20,644,119      19,096,846      1,406,634      2,488,048


(4) Portfolio Securities Loaned
-------------------------------
The Funds may participate in a securities lending program offered by BNY providing for the lending of equities, cor-porate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus inter-est, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institu-

-----------------------------------------

tional money market funds or other short-term investments by BNY.
Earnings of such temporary cash investments are divided between BNY, as a fee for its services under the program, and the Fund loaning the security, according to agreed-upon rates.

(5) Commitments and Contingencies
---------------------------------
In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of repre-sentations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

(6) Risks Associated with Collateralized Mortgage Obligations ("CMOs")
----------------------------------------------------------------------
The net asset value of Funds may be sensitive to interest rate fluctuations because the Funds may hold several instru-ments, including CMOs and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgage are passed through to the holder of the CMOs on the same schedule as they are re-ceived, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages.

Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mort-gage-related securities. CMOs may have a fixed or variable rate of interest.

(7) Forward Commitments
-----------------------
Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on a Fund's net asset value as if the Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

(8) Forward Foreign Currency Contracts
--------------------------------------
During the six months ended June 30, 2004, International Equity,
Emerging Markets Equity and Global Bond invested in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Funds' financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counter party is realized on the date of offset, otherwise gain or loss is realized on settlement date.
The Funds, except Value, Capital Appreciation, Small Company and Special Equity, may invest in non-U.S. dollar de-nominated instruments subject to limitations, and enter into forward foreign currency exchange contracts to facilitate transactions in foreign securities and to protect against a possible loss resulting from an adverse change in the rela-tionship between the U.S. dollar and such foreign currency. Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.


Open forward foreign currency exchange contracts (in U.S. Dollars) at June 30, 2004 were as follows:





Foreign Currency		Settlement 	Contract Value 		Current Value 		Unrealized
				  Date	  	(Payable Amount)	(Receivable Amount)	Gain/Loss
				----------	----------------	-------------------	----------

International Equity
Swedish Krona Contracts		07/01/04	$374,152 		$372,416 		$(1,736)

Emerging Markets Equity
Thai Baht Contracts		07/02/04	 501,406 		 501,590 		    184

Global Bond
euro-dollar Contracts		07/02/04	  77,453 		  77,163 		   (290)




-----------------------------------------


(9) Futures Contracts Held or Issued for Purposes other than Trading
--------------------------------------------------------------------
International Equity uses Equity Index futures contracts to a limited extent, with the objective of maintaining exposure to equity stock markets while maintaining liquidity. The Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts. The Fund had the following open futures contracts as of June 30, 2004: Long - 3-month Eurodollar, 14 contracts, expiring September 2004 with an unrealized gain of $10,125.

(10) Transactions with Affiliated Companies - Special Equity
------------------------------------------------------------
An affiliated company is a company that is directly or indirectly controlled by a related party or a company in which a fund has ownership of at least 5% of the voting securities. Transactions during the six months ended June 30, 2004, with companies which are or were affiliates are as follows:


Summary of Transactions with Affiliated Companies - Special Equity



				Purchase	Sales	   	Dividend   	Market Value
Affiliate	 		 Cost		 Cost	   	Income		at June 30, 2004
---------			--------	-----	  	--------   	----------------

AK Steel Holding Corp.		$   -	       $      -	 	$    -		$ 32,069,004
Axsys Technologies, Inc.	 535,991 	      - 	   	   - 	  10,013,619
Anaren Microwave Inc.		 					  	  17,286,086
Brandywine Realty Trust		 224,743         4,574,707 	  195,976 		-
Duckwall-ALCO Stores, Inc.	    - 		      -              - 		   4,160,314
Meristar Hospitality Corp.     1,162,649              -              -            34,368,264

   Totals                      1,923,383       $ 4,574,707      $ 195,976	$ 97,897,287




		[Logo:]  Managers


		Investment Manager
		and Administrator
		------------------

		The Managers Funds LLC
		800 Connecticut Avenue
		Norwalk, Connecticut 06854
	        (203) 299-3500 or (800) 835-3879


		Distributor
		-----------
		Managers Distributors, Inc.
		800 Connecticut Avenue
		Norwalk, Connecticut 06854
		(203) 299-3500 or (800) 835-3879


		Custodian
		---------
		The Bank of New York
		2 Hanson Place, 7th Floor
		Brooklyn, NY 11217


		Legal Counsel
		-------------
		Goodwin Procter LLP
		Exchange Place
		Boston, Massachusetts 02109


		Transfer Agent
		--------------
		Boston Financial Data Services, Inc.
		Attn: The Managers Funds
		P.O. Box 8517
		Boston, Massachusetts 02266-8517
		(800) 252-0682


		For ManagersChoice Only
		-----------------------
		The Managers Funds
		PFPC Inc. c/o Wrap Services
		P.O. Box 9847
		Providence, RI 02940
		(800) 358-7668



The Managers Funds 				The Managers Funds
Equity Funds: 					Income Funds:
==================				==================

VALUE FUND 					MONEY MARKET FUND
 Armstrong Shaw Associates Inc. 		HIGH YIELD FUND
 Osprey Partners Investment Mgmt., LLC 		 J.P. Morgan Investment ManagementInc.
						SHORT DURATION
CAPITAL APPRECIATION FUND 			 GOVERNMENT FUND
 Essex Investment Management Co., LLC
 Bramwell Capital Management, Inc. 		INTERMEDIATE DURATION
						 GOVERNMENT FUND
SMALL COMPANY FUND 				 Smith Breeden Associates,Inc.
 Kalmar Investment Advisers, Inc.
 						TOTAL RETURN BOND FUND
SPECIAL EQUITY FUND 				 Merganser Capital Management LP
 Donald Smith & Co., Inc.
 Essex Investment Management Co., LLC 		BOND FUND
 Kern Capital Management LLC 			GLOBAL BOND FUND
 Skyline Asset Management, L.P.			FIXED INCOME FUND
 Westport Asset Management, Inc. 		  Loomis, Sayles & Company L.P.

INTERNATIONAL EQUITY FUND
 Lazard Asset Management, LLC 			CONVERTIBLE SECURITIES FUND
 Bernstein Investment Research 			 40|86 Advisors,Inc.
  and Management
 Mastholm Asset Management, L.L.C.

EMERGING MARKETS EQUITY FUND
 Rexiter Capital Management Limited 		Managers AMG Funds
						Equity Funds
FIRST QUADRANT TAX-MANAGED 			==================
 EQUITY FUND
 First Quadrant, L.P. 				ESSEX AGGRESSIVE GROWTH FUND

SCIENCE & TECHNOLOGY FUND 			ESSEX LARGE CAP GROWTH FUND
20 FUND 					 Essex Investment Management Company,LLC
 Oak Associates, ltd.
MID-CAP FUND 					RORER LARGE-CAP FUND
LARGE-CAP FUND 					RORER MID-CAP FUND
 Chicago Equity Partners, LLC 			 Rorer Asset Management,LLC
BALANCED FUND
 Chicago Equity Partners, LLC 			SYSTEMATIC VALUE FUND
 Loomis, Sayles & Company L.P. 			 Systematic Financial Management, L.P.

						BURRIDGE SMALL CAP GROWTH FUND
 						 The Burridge Group LLC







Nothing contained herein is to be considered an offer or sale or a solicitation of an offer to buy shares of The Managers Funds. Such offering is made only by Prospectus, which includes details as to of-fering price and other material information.

This report is prepared for the Fund's shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information or to request additional information about the Funds or other Managers Funds or Managers AMG Funds, please contact us by calling 1-800-835-3879 or by visiting our websites. Distributed by Managers Distributors, Inc., member NASD.

www.managersfunds.com

www.managersamg.com

www.managerschoice.com

Item 2.  CODE OF ETHICS.
========================================================================
Not applicable for the semi-annual shareholder report.


Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
========================================================================
Not applicable for the semi-annual shareholder report.


Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
========================================================================
Not applicable for the semi-annual shareholder report.


Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
========================================================================
Not applicable.


Item 6. [RESERVED]
========================================================================

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
========================================================================
Not applicable.


Item 8. [RESERVED]
========================================================================

Item 9.  CONTROLS AND PROCEDURES.
========================================================================

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 10.  EXHIBITS
========================================================================

(a)	Certifications pursuant to Section 302 of the Sarbanes-Oxley
	Act of 2002.  Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley
	Act of 2002.  Filed herewith.

				SIGNATURES
				----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS


By:	/s/ Peter M. Lebovitz
	----------------------------
	Peter M. Lebovitz, President

Date:	September 9, 2004
	-----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Peter M. Lebovitz
	----------------------------
	Peter M. Lebovitz, President

Date:	September 9, 2004
	-----------------



By:	/s/ Galan G. Daukas
	----------------------------------------
	Galan G. Daukas, Chief Financial Officer

Date:	September 9, 2004
	-----------------